1933 Act File No. 2-98491
                                          1940 Act File No. 811-4539

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.  23 __ ....................         X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.   22   ...................................         X

                               FEDERATED ARMs FUND
               (Exact Name of Registrant as Specified in charter)

                           Federated Investors Tower,
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Prinicpal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                               1001 Liberty Avenue
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on October, 31, 1998 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph
    (a) (i). 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.








                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

                              CROSS REFERENCE SHEET

      This Amendment to the Registration Statement of FEDERATED ARMs FUND, (the "Trust"), consists of one investment portfolio with two classes of shares, (a) Institutional Shares and (b) Institutional Service Shares, is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS

                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................(a)(b)Cover Page.
Item 2.     Synopsis......................(a)(b)General Information.
Item 3.     Condensed Financial
             Information..................(a)(b)Financial Highlights;
                                          (a)(b)Summary of Trust Expenses

Item 4.     General Description of
             Registrant...................(a)(b)Performance Information;
                                          (a)(b)Investment Information;
                                          (a)(b)Investment Objective;
                                          (a)(b)Investment Policies;
                                          (a)(b)Investment Limitations.

Item  5. Management of the Fund........   (a)(b)Trust Information;
                                          (a)(b)Management of the Trust; (a)
                                          Distribution of Institutional Shares;
                                          (b) Distribution of Institutional
                                          Service Shares; (a)(b)Administration
                                          of the Trust.
Item 6.     Capital Stock and Other
             Securities...................(a)(b)Dividends; (a)(b)Capital Gains;
                                          (a)(b)Shareholder Information;
                                          (a)(b)Voting Rights; (a)(b)Tax
                                          Information; (a)(b)Federal Income
                                          Tax; (a)(b) State and Local Taxes;
                                          (a)(b)Other Classes of Shares.

Item 7.     Purchase of Securities
             Being Offered................(a)(b)Net Asset
                                          Value; (a)Investing in Institutional
                                          Shares, (b) Investing in Institutional
                                          Service Shares; (a)(b)Share Purchases;
                                          (b) Exchange Priviledge; (a)(b)Minimum
                                          Investment Required; (a)(b)What Shares
                                          Cost; (a) Exchanging Securities for
                                          Institutional Shares, (b) Exchanging
                                          Securities for Institutional Service
                                          Shares; (a)(b) Confirmations and
                                          Account Statements.

Item                                      8. Redemption or Repurchase......(a)
                                          Redeeming Institutional Shares, (b)
                                          Redeeming Institutional Service
                                          Shares; (a)(b)Telephone Redemption;
                                          (a)(b)Written Requests; (a)(b)Accounts
                                          with Low Balances.

Item 9.     Legal Proceedings             None.

PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item 10.    Cover Page....................Cover Page.
Item 11.    Table of Contents             Table of Contents.
Item 12.    General Information and
             History......................General Information About the Trust;
                                          About Federated Investors.
Item 13.    Investment Objective and
             Policies.....................Investment Objective and Policies;
                                          Investment Limitations.
Item 14.    Management of the Fund........Federated ARMs Fund Management;
                                          Trustee Compensation; Trustee
                                          Liability.
Item 15.    Control Persons and
             Principal Holders of
             Securities                   Fund Ownership.
Item 16.    Investment Advisory and
             Other Services...............Investment Advisory Services;
                                          Other Services.
Item 17.    Brokerage Allocation..........Brokerage Transactions.
Item 18.    Capital Stock and Other
             Securities                   Massachusetts Partnership Law.
Item 19.    Purchase, Redemption and
             Pricing of Securities
             Being Offered................Purchasing Shares; Determining Net
                                          Asset Value; Redeeming Shares;
                                          Exchanging Securities for Trust
                                          Shares.
Item 20.    Tax Status....................Tax Status.
Item 21.    Underwriters                  Not applicable.
Item 22.    Calculation of Performance
             Data.........................Total Return; Yield; Performance
                                          Comparisons.
Item 23.    Financial Statements..........Filed in Part A.




FEDERATED ARMS FUND

Institutional Shares

PROSPECTUS



The Institutional Shares offered by this prospectus represent interests in a diversified portfolio of securities of Federated ARMs Fund (the "Trust"). The Trust is an open-end management investment company (a mutual fund).

The investment objective of the Trust is to provide current income consistent with minimal volatility of principal. The Trust concentrates at least 65% of the value of its total assets in adjustable and floating rate mortgage securities ("ARMs") which are issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities.



THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



This prospectus contains the information you should read and know before you invest in Institutional Shares of the Trust. Keep this prospectus for future reference.

The Trust has also filed a Statement of Additional Information for Institutional Shares and Institutional Service Shares dated October 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus if you have received your prospectus electronically, free of charge by calling 1-800- 341-7400. To obtain other information or to make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust are maintained electronically with the SEC at Internet Web site (http://www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated October 31, 1998



TABLE OF CONTENTS

Summary of Trust Expenses   1

Financial Highlights-Institutional Shares   2

General Information   3

Year 2000 Statement   3

Investment Information   3

Investment Objective   3

Investment Policies   3

Investment Limitations   7

Trust Information   7

Management of the Trust   7

Distribution of Institutional Shares   8

Administration of the Trust  8

Net Asset Value   9

Investing in Institutional Shares   9

Share Purchases   9

Exchange Privilege   9

Minimum Investment Required   9

What Shares Cost   9

Confirmations and Account Statements   10

Dividends   10

Capital Gains   10

Redeeming Institutional Shares   10

Telephone Redemption   10

Written Requests   10

Accounts with Low Balances   11

Shareholder Information   11

Voting Rights   11

Tax Information   11

Federal Income Tax   11

State and Local Taxes   11

Performance Information   11

Other Classes of Shares   12

Financial Highlights-Institutional Service Shares   13

Financial Statements  14

Report of Ernst & Young LLP, Independent Auditors   23


SUMMARY OF TRUST EXPENSES

                                   INSTITUTIONAL SHARES
                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)      None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of
 offering price)                                                                   None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
 redemption proceeds, as applicable)                                               None
Redemption Fee (as a percentage of amount redeemed, if applicable)                 None
Exchange Fee                                                                       None


                               ANNUAL OPERATING EXPENSES
                       (As a percentage of average net assets)
Management Fee (after waiver)(1)                                                  0.41%
12b-1 Fee                                                                          None
Total Other Expenses                                                              0.14%
  Shareholder Services Fee (after waiver)(2)                              0.00%
Total Operating Expenses(3)                                                       0.55%


 (1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.60%.

 (2) The shareholder services fee has been reduced to reflect the voluntary waiver of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

 (3) The total operating expenses would have been 0.99% absent the voluntary waivers of a portion of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Institutional Shares" and "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


EXAMPLE
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.
1 Year                                                               $6
3 Years                                                             $18
5 Years                                                             $31
10 Years                                                            $69




THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

FEDERATED ARMS FUND

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 23.


                                                                 YEAR ENDED AUGUST 31
                              1998      1997      1996      1995       1994         1993        1992      1991     1990    1989
NET ASSET VALUE,
BEGINNING OF PERIOD          $ 9.74    $ 9.64    $ 9.65    $ 9.63      $ 9.98      $10.01      $ 9.67   $ 8.99   $ 9.47   $ 8.88
INCOME FROM
 INVESTMENT OPERATIONS
 Net investment income         0.56      0.59      0.58      0.56        0.45        0.50        0.63     0.69     0.71     0.72
 Net realized and
  unrealized gain (loss)
  on investments              (0.07)     0.10     (0.01)     0.02       (0.35)      (0.03)       0.42     0.68    (0.48)    0.59
 Total from invest
  ment operations              0.49      0.69      0.57      0.58        0.10        0.47        1.05     1.37     0.23     1.31
LESS DISTRIBUTIONS
 Distributions from
  net investment income       (0.56)    (0.59)    (0.58)    (0.56)      (0.45)      (0.50)      (0.63)   (0.69)   (0.71)   (0.72)
 Total distributions
  from net realized gain
  on investments                 --        --        --        --          --          --       (0.08)      --       --       --
 Total distributions          (0.56)    (0.59)    (0.58)    (0.56)      (0.45)      (0.50)      (0.71)   (0.69)   (0.71)   (0.72)
NET ASSET VALUE,
 END OF PERIOD               $ 9.67    $ 9.74    $ 9.64    $ 9.65      $ 9.63      $ 9.98      $10.01   $ 9.67   $ 8.99   $ 9.47
TOTAL RETURN(A)                5.13%     7.31%     6.02%     6.21%       0.99%       4.82%      11.21%   15.73%    2.45%   15.25%
RATIOS TO AVERAGE
 NET ASSETS
 Expenses                      0.55%     0.55%     0.55%     0.55%       0.55%       0.51%       0.51%    0.78%    0.78%    0.79%
 Net investment income         5.77%     6.03%     5.94%     5.74%       4.51%       4.97%       5.95%    7.36%    7.62%    7.81%
 Expense waiver/
  reimbursement(b)             0.44%     0.44%     0.44%     0.43%       0.14%       0.21%       0.32%    1.02%    1.02%    0.95%
SUPPLEMENTAL DATA
 Net assets, end of
  period (000 omitted)     $420,988  $498,220  $653,313  $856,500  $1,238,813  $2,669,888  $1,090,944  $30,330  $26,261  $25,574
 Portfolio turnover              56%       84%      134%      124%         65%         36%         38%     127%     170%      85%




 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION



The Trust was established as a Massachusetts business trust under a Declaration of Trust dated May 24, 1985. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares, Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares (the "Shares") of the Trust.

Shares of the Trust are sold primarily to accounts for which financial institutions act in a fiduciary or agency capacity, and other accounts where a financial institution maintains master accounts with an aggregate investment of at least $400 million in certain mutual funds which are advised or distributed by affiliates of Federated Investors, Inc. Shares are also made available to financial intermediaries, public, and private organizations. In addition, Shares are designed to provide an appropriate investment for particular financial institutions that are subject to government agency regulations, including credit unions, savings associations, and national banks. An investment in the Trust serves as a convenient means of accumulating an interest in a professionally managed, diversified portfolio which invests at least 65% of the value of its total assets in U.S. government securities, all of which government securities will be adjustable and floating rate mortgage securities which are issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies, or instrumentalities. A minimum initial investment of $25,000 over a 90-day period is required.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Trust.

YEAR 2000 STATEMENT

Like other mutual Trusts and business organizations worldwide, the Trust's service providers (among them, the adviser, distributor, administrator, and transfer agent) must ensure that their computer systems are adjusted to properly process and calculate date-related information from and after January 1, 2000. Many software programs and, to a lesser extent, the computer hardware in use today cannot distinguish the year 2000 from the year 1900. Such a design flaw could have a negative impact in the handling of securities trades, pricing and accounting services. The Trust and its service providers are actively working on necessary changes to computer systems to deal with the year 2000 issue and believe that systems will be year 2000 compliant when required. Analysis continues regarding the financial impact of instituting a year 2000 compliant program on the Trust's operations.



INVESTMENT INFORMATION

INVESTMENT OBJECTIVE



The investment objective of the Trust is to provide current income consistent with minimal volatility of principal. Current income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on mortgage- related securities and other U.S. government securities, and short-term capital gains. The investment objective cannot be changed without approval of shareholders. The Trust anticipates that it will experience minimal volatility of principal due to the frequent adjustments to interest rates on adjustable and floating rate mortgage securities which comprise the portfolio. Of course, there can be no assurance that the Trust will be able to maintain minimal volatility of principal or that it will achieve its investment objective. The Trust endeavors to achieve its investment objective, however, by following the investment policies described in this prospectus.



INVESTMENT POLICIES



Except as otherwise noted, the investment policies described below may not be changed by the Trustees without shareholder approval. The Trust will limit its investments to those that are permitted for purchase by federal savings associations pursuant to applicable rules, regulations, or interpretations of the Office of Thrift Supervision and by federal credit unions under the Federal Credit Union Act and the rules, regulations, and interpretations of the National Credit Union Administration (the "NCUA"). Should additional permitted investments be allowed as a result of future changes in applicable regulations or federal laws, the Trust reserves the right, without shareholder approval, to make such investments consistent with the Trust's investment objective, policies, and limitations. Further, should existing statutes or regulations change so as to cause any securities held by the Trust to become ineligible for purchase by federal savings associations or federal credit unions, the Trust will dispose of those securities at times advantageous to the Trust.

As operated within the above limitations, and pursuant to the Trust's investment policy, which may be changed without shareholder approval, to limit its investment to securities that are appropriate direct investments for national banks, the Trust will also serve as an appropriate vehicle for a national bank as an investment for its own account.



ACCEPTABLE INVESTMENTS



The Trust pursues its investment objective by investing at least 65% of the value of its total assets in a professionally managed portfolio of U.S. government securities. As a matter of investment policy, which may be changed without shareholder approval, all of these U.S. government securities will be adjustable and floating rate mortgage securities which are issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies, or instrumentalities.

The types of mortgage securities in which the Trust may invest include the following:



* adjustable rate mortgage securities;

* collateralized mortgage obligations;

* real estate mortgage investment conduits; and

*other securities collateralized by or representing interests in real estate mortgages whose interest rates reset at periodic intervals and are issued or guaranteed by the U.S. government, its agencies, or instrumentalities.



In addition to the securities described above, the Trust may also invest in direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds, as well as obligations of U.S. government agencies or instrumentalities which are not collateralized by or represent interests in real estate mortgages, as described above.

The Trust may also invest in mortgage-related securities, as defined in Section 3(a)(41) of the Securities Exchange Act of 1934, as amended, which are issued by private entities such as investment banking firms and companies related to the construction industry. The privately issued mortgage related securities in which the Trust may invest include:



* privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

* privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and

*other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of any agency or instrumentality of the U.S. government.



The privately issued mortgage-related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Trust as income, and the capital portion will be reinvested.



The prices of fixed income securities fluctuate inversely to the direction of interest rates.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS")



ARMs are pass-through mortgage securities with adjustable rather than fixed interest rates. The ARMs in which the Trust invests are issued by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC") and are actively traded. The underlying mortgages which collateralize ARMs issued by GNMA are fully guaranteed by the Federal Housing Administration ("FHA") or Veterans Administration ("VA"), while those collateralizing ARMs issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

Unlike conventional bonds, ARMs pay back principal over the life of the ARM rather than at maturity. Thus, a holder of the ARM, such as the Trust, would receive monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARM reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARM. As a consequence, ARMs may be a less effective means of "locking in" long-term interest rates than other types of U.S. government securities.



Not unlike other U.S. government securities, the market value of ARMs will generally vary inversely with changes in market interest rates. Thus, the market value of ARMs generally declines when interest rates rise and generally rises when interest rates decline.

While ARMs generally entail less risk of a decline during periods of rapidly rising rates, ARMs may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because, as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if ARMs are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if ARMs are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")



CMOs are bonds issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. CMOs purchased by the Trust may be:



* collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

* collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or



*securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government. The Trust will only purchase CMOs which are investment grade, as rated by a nationally recognized statistical rating organization.



REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS")



REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates (the type in which the Trust primarily invests), and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property.



REGULATORY COMPLIANCE



In accordance with the Rules and Regulations of the NCUA, unless the purchase is made solely to reduce interest-rate risk, the Trust will not invest in any CMO or REMIC security that meets any of the following three tests: (1) the CMO or REMIC has an expected average life greater than 10 years; (2) the average life of the CMO or REMIC extends by more than four years assuming an immediate and sustained parallel shift in the yield curve of plus 300 basis points, or shortens by more than six years assuming an immediate and sustained parallel shift in the yield curve of minus 300 basis points; or (3) the estimated change in the price of the CMO or REMIC is more than 17%, due to an immediate and sustained parallel shift in the yield curve of plus or minus 300 basis points.



Neither test (1) nor (2) above apply to floating or adjustable rate CMOs or REMICs with all of the following characteristics: (a) the interest rate of the instrument is reset at least annually; (b) the interest rate is below the contractual cap of the instrument; (c) the instrument is tied to a widely-used market rate; and (d) the instrument varies directly (not inversely) and is reset in proportion with the index's changes.



The Trust may not purchase a residual interest in a CMO or REMIC. In addition, the Trust will not purchase zero coupon securities with maturities greater than 10 years.



RESETS



The interest rates paid on the ARMs, CMOs, and REMICs in which the Trust invests generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury note rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.



CAPS AND FLOORS



The underlying mortgages which collateralize the ARMs, CMOs, and REMICs in which the Trust invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down:
(1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

The value of mortgage securities in which the Trust invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. An example of the effect of caps and floors on a residential mortgage loan may be found in the Statement of Additional Information. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Trust invests to be shorter than the maturities stated in the underlying mortgages.



TEMPORARY INVESTMENTS



For defensive purposes only, the Trust may also invest temporarily in cash and money market instruments during times of unusual market conditions and to maintain liquidity. Money market instruments may include obligations such as:



* obligations of the U.S. government or its agencies or instrumentalities;
 and

* repurchase agreements.

REPURCHASE AGREEMENTS



Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.



LENDING OF PORTFOLIO SECURITIES



In order to generate additional income, the Trust may lend portfolio securities on a short-term or a long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Trust will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trust's Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Trust on a timely basis and the Trust may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS



The Trust may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Trust may pay more/less than the market value of the securities on the settlement date.

The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.



PORTFOLIO TURNOVER



The Trust does not intend to invest for the purpose of seeking short-term profits, however securities in its portfolio will be sold whenever the Trust's investment adviser believes it is appropriate to do so in light of the Trust's investment objective, without regard to the length of time a particular security may have been held.



INVESTMENT LIMITATIONS



The Trust will not:



*invest in stripped mortgage securities, including securities which represent a share of only the interest payments or only the principal payments from underlying mortgage related securities;



*borrow money directly or through reverse repurchase agreements (arrangements in which the Trust sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its net assets and pledge up to 10% of the value of its total assets to secure such borrowings; or

*invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor. With respect to the asset- backed securities, the Trust will treat the originator of the asset pool as the company issuing the securities for purposes of determining compliance with this limitation.



The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.



The Trust will not:



*invest more than 15% of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice.


TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER



Investment decisions for the Trust are made by Federated Management, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Trust.



ADVISORY FEES



The Adviser receives an annual investment advisory fee equal to 0.60% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Trust for certain operating expenses. This does not include reimbursement to the Trust of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities. The Adviser can terminate this voluntary waiver of its advisory fee at any time in its sole discretion.



ADVISER'S BACKGROUND



Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc. All of the Class A (voting) shares of Federated Investors, Inc., are owned by a trust, the trustees of which are John
F. Donahue, Chairman and Director of Federated Investors, Inc., Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Director of Federated Investors, Inc.

Federated Management and other subsidiaries of Federated Investors, Inc., serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 Trusts under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors, Inc., is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in approximately 4,000 institutions nationwide.



Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.



Todd A. Abraham, Kathleen M. Foody-Malus, and Robert E. Cauley are the Trust's portfolio managers. Mr. Abraham has been a portfolio manager of the Trust since August 1995. Mr. Abraham joined Federated Investors, Inc., or its predecessor in 1993 as an Investment Analyst and has been a Vice President of the Trust's Adviser since 1997. Mr. Abraham served as an Assistant Vice President of the Adviser from 1995 until 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Company from 1992 to 1993 and as a Bond Administrator at Ryland Asset Management Company from 1990 to 1992. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

Ms. Foody-Malus has been a portfolio manager of the Trust since January 1992. Ms. Foody-Malus joined Federated Investors, Inc., or its predecessor in 1983 and has been a Vice President of the Trust's Adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the Adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

Robert E. Cauley has been a portfolio manager of the Trust since
October 1997. Mr. Cauley joined Federated Investors, Inc., or its predecessor in 1996 as an Assistant Vice President of the Trust's Adviser. Mr. Cauley served as an Associate in the Asset-Backed Securities Group at Lehman Brothers Holding, Inc. from 1994 to 1996. From 1992 to 1994,
Mr. Cauley served as a Senior Associate/Corporate Finance at Barclays Bank, PLC. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Shares of the Trust. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors, Inc.



SHAREHOLDER SERVICES



The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, Inc., under which the Trust may make payments up to 0.25% of the average daily net asset value of its Shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.



Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS



In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's Adviser or its affiliates.

ADMINISTRATION OF THE TRUST


ADMINISTRATIVE SERVICES



Federated Services Company, a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., ("Federated Funds") as specified below:

MAXIMUM              AVERAGE AGGREGATE
 FEE                  DAILY NET ASSETS
 0.150%           on the first $250 million
 0.125%            on the next $250 million
 0.100%            on the next $250 million
 0.075%       on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE



The Trust's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Trust, subtracting the interest of the Shares in the liabilities of the Trust and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Shares will exceed that of Institutional Service Shares due to the variance in daily net income realized by each class as a result of different distribution charges incurred by the classes. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SHARES

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open. Shares may be purchased either by wire or mail.



To purchase Shares of the Trust, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Trust reserves the right to reject any purchase request.



BY WIRE



To purchase Shares by Federal Reserve wire, call the Trust before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows:
Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated ARMs Fund-Institutional Shares; Trust Number (this number can be found on the account statement or by contacting the Trust); Group Number or Order Number; Nominee or Institution Name; ABA Number 011000028. Shares cannot be purchased on days on which the New York Stock Exchange is closed and on federal holidays restricting wire transfers. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



BY MAIL



To purchase Shares by mail, send a check made payable to Federated ARMs Fund-Institutional Shares to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank and Trust Company ("State Street Bank"), into federal funds. This is normally the next business day after State Street Bank receives the check.

EXCHANGE PRIVILEGE

Financial institutions that maintain master accounts with an aggregate investment of at least $400 million in Federated Funds may exchange their Shares for Institutional Service Shares of the Trust.



MINIMUM INVESTMENT REQUIRED



The minimum initial investment in the Trust is $25,000 plus any financial intermediary's fee, if applicable. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. The minimum investment for an institutional investor will be calculated by combining all accounts it maintains with the Trust. Accounts established through a financial intermediary may be subject to a smaller minimum investment.



WHAT SHARES COST



Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Trust. Investors who purchase Shares through a financial intermediary may be charged an additional service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Trust's portfolio securities that its net asset value might be materially affected; (ii) days on which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions. In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Trust will not issue share certificates.



DIVIDENDS



Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds. Dividends are automatically reinvested on payment dates in additional Shares unless cash payments are requested by contacting the Trust.



CAPITAL GAINS



Capital gains realized by the Trust, if any, will be distributed at least once every twelve months.



REDEEMING INSTITUTIONAL SHARES



The Trust redeems Shares at their net asset value next determined after the Trust receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.



TELEPHONE REDEMPTION



Shareholders may redeem their Shares by telephoning the Trust before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event longer than seven days later, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. If at any time the Trust shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Trust to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.



In the event of drastic economic or market changes, the shareholders may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as that discussed in "Written Requests," should be considered.

WRITTEN REQUESTS



Shares may be redeemed by sending a written request to Federated Shareholder Services Company, P.O. Box 8600, Boston Massachusetts 02266-8600. Call the Trust for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Trust name, the class of shares, his account number, and the share or dollar amount requested. If Share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address above noted.



SIGNATURES



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:



*a trust company or commercial bank whose deposits are insured by the Bank
 Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

* a member of the New York, American, Boston, Midwest, or Pacific Stock
 Exchanges;

*a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

*any other "eligible guarantor institution," as defined in the Securities
 Exchange Act of 1934.



The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.



RECEIVING PAYMENT

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, the Trust may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Trust's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.


SHAREHOLDER INFORMATION

VOTING RIGHTS



Each Share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular class, only shares of that particular class are entitled to vote.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all portfolios entitled to vote.



TAX INFORMATION

FEDERAL INCOME TAX



The Trust will pay no federal income tax because the Trust expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Trust will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses related by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Trust.



Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares.

STATE AND LOCAL TAXES


Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.



PERFORMANCE INFORMATION



From time to time the Trust advertises its total return and yield for Institutional Shares.



Total return represents the change, over a specified period of time, in the value of an investment in Institutional Shares after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.



The yield of Institutional Shares is calculated by dividing the net investment income per share (as defined by the SEC) earned by Institutional Shares over a thirty-day period by the offering price per share of Institutional Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Institutional Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.



The Institutional Shares are sold without any sales charge or other similar nonrecurring charges.

Total return and yield will be calculated separately for Institutional Shares and Institutional Service Shares.



From time to time, advertisements for the Trust may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's performance to certain indices.


OTHER CLASSES OF SHARES



The Trust also offers another class of shares called Institutional Service Shares. Institutional Service Shares are sold to banks and other institutions that hold assets in an agency capacity and rely upon the distribution services provided by the distributor for the marketing of these shares, as well as to retail customers of such institutions, and are subject to a minimum initial investment of $25,000. Institutional Service Shares are sold at net asset value and are distributed pursuant to a Rule 12b-1 Plan adopted by the Trust whereby the distributor is paid a fee of 0.25% of the Institutional Service Shares' average net assets.



Shares and Institutional Service Shares are subject to certain of the same expenses. Expense differences between Shares and Institutional Service Shares may affect the performance of each class.

To obtain more information and a prospectus for Institutional Service Shares, investors may call 1-800-341-7400.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

FEDERATED ARMS FUND

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 23.

                                                                               YEAR ENDED AUGUST 31,
                                                          1998      1997      1996      1995     1994      1993     1992(A)
NET ASSET VALUE, BEGINNING OF PERIOD                     $ 9.74   $ 9.64    $ 9.65    $ 9.63    $ 9.98    $10.01    $ 9.98
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                      0.53     0.56      0.55      0.54      0.42      0.48      0.18
Net realized and unrealized gain (loss) on investments    (0.07)    0.10     (0.01)     0.02     (0.35)    (0.03)     0.03
Total from investment operations                           0.46     0.66      0.54      0.56      0.07      0.45      0.21
LESS DISTRIBUTIONS
Distributions from net investment income                  (0.53)   (0.56)    (0.55)    (0.54)    (0.42)    (0.48)    (0.18)
NET ASSET VALUE, END OF PERIOD                           $ 9.67   $ 9.74    $ 9.64    $ 9.65    $ 9.63    $ 9.98    $10.01
TOTAL RETURN(B)                                            4.87%    7.05%     5.75%     5.94%     0.74%     4.56%     2.11%
RATIOS TO AVERAGE NET ASSETS
Expenses                                                   0.80%    0.80%     0.80%     0.80%     0.80%     0.76%     0.76%*
Net investment income                                      5.55%    5.78%     5.69%     5.44%     4.26%     4.72%     5.46%*
Expense waiver/reimbursement(c)                            0.44%    0.44%     0.44%     0.43%     0.23%     0.21%     0.32%*
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)                 $48,685  $87,322  $109,536  $135,689  $255,891  $499,418  $113,095
Portfolio turnover                                           56%      84%      134%      124%       65%       36%       38%




 * Computed on an annualized basis.

 (a) Reflects operations for the period from May 4, 1992 (date of initial public investment) to August 31, 1992.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PORTFOLIO OF INVESTMENTS
FEDERATED ARMS FUND


PRINCIPAL
 AMOUNT                                                                             VALUE
U.S.GOVERNMENT INSTRUMENTALITIES--98.0%
FEDERATED HOME LOAN MORTGAGE CORP. ARM--33.6%
 $152,768,623 7.423% - 7.693%, 2/1/2019 - 7/1/2030                               $157,988,520
FEDERATED HOME LOAN MORTGAGE CORP. REMIC--1.8%
    8,330,728 Series 1544-E, 6.250%, 6/15/2008                                      8,371,881
FEDERATED HOME LOAN MORTGAGE CORP.--7.5%
   18,519,901 7.000%, 4/1/2013 - 5/1/2013                                          18,936,598
   15,820,000 6.500%, 9/1/2013                                                     16,032,621
                Total                                                              34,969,219
FEDERATED NATIONAL MORTGAGE ASSOCIATION ARM--13.0%
   59,971,420 6.132% - 7.578%, 9/1/2018 - 5/1/2036                                 60,940,863
FEDERATED NATIONAL MORTGAGE ASSOCIATION REMIC--5.6%
   15,000,000 Series 98-36PA, 6.250%, 7/18/2013                                    15,233,787
   11,138,000 Series 93-206E, 5.650%, 5/25/2017                                    11,158,271
                Total                                                              26,392,058
FEDERATED NATIONAL MORTGAGE ASSOCIATION--6.1%
   27,304,778 6.500% - 12.000%, 3/1/2013 - 4/1/2018                                28,583,413
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ARM--21.9%
   51,186,904 7.000%, 8/20/2017 - 9/20/2024                                        52,205,507
   31,144,354 6.875%, 3/20/2016 - 3/20/2023                                        31,814,671
    4,788,874 6.000%, 10/20/2027                                                    4,838,822
    7,433,214 5.500%, 5/20/2028                                                     7,472,461
    7,000,000 5.000%, 8/20/2028                                                     6,980,330
                Total                                                             103,311,791
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--8.5%
    2,744,413 12.000%, 9/15/2013 - 1/15/2014                                        3,184,576
   19,799,314 11.500%, 10/15/2010 - 4/15/2020                                      22,636,103
   12,295,962 11.000%, 12/15/2009 - 7/15/2020                                      13,867,545
                Total                                                              39,688,224
                TOTAL U.S.GOVERNMENT INSTRUMENTALITIES (IDENTIFIED COST
                  $458,727,258)                                                   460,245,969

FEDERATED ARMS FUND


PRINCIPAL
 AMOUNT                                                                                VALUE
U.S.GOVERNMENT INSTRUMENTALITIESCONTINUED
(A)REPURCHASE AGREEMENTS5.8%
$  11,390,000 BT Securities Corp., 5.800%, dated 8/31/1998, due 9/1/1998        $  11,390,000
   15,820,000 (b)Morgan Stanley Group, Inc., 5.530%, dated 8/12/1998,
                due 9/17/1998                                                      15,820,000
                TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                    27,210,000
                TOTAL INVESTMENTS (IDENTIFIED COST $485,937,258)(C)              $487,455,969




 (a) The repurchase agreements are fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreement are through participation in joint accounts with other Federated funds.

 (b) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

 (c) The cost of investments for federal tax purposes amounts to $485,937,258. The net unrealized appreciation of investments on a federal tax basis amounts to $1,518,711 which is comprised of $2,611,043 appreciation and $1,092,332 depreciation at August 31, 1998.

Note: The categories of investments are shown as a percentage of net assets ($469,673,092) at August 31, 1998.

The following acronyms are used throughout this portfolio:


ARM--Adjustable Rate Mortgage
REMIC--Real Estate Mortgage Investment Conduit




(See Notes which are an integral part of the Financial Statements)


STATEMENT OF ASSETS AND LIABILITIES

FEDERATED ARMS FUND


AUGUST 31, 1998

ASSETS:
Total investments in securities, at value
 (identified and tax cost $485,937,258)                                         $487,455,969
Cash                                                                                   2,587
Income receivable                                                                  6,917,359
Receivable for shares sold                                                            49,379
  Total assets                                                                   494,425,294
LIABILITIES:
Payable for investments purchased                                   $23,058,723
Payable for shares redeemed                                             125,813
Income distribution payable                                           1,484,509
Accrued expenses                                                         83,157
  Total liabilities                                                               24,752,202
NET ASSETS for 48,583,956 shares outstanding                                    $469,673,092
NET ASSETS CONSIST OF:
Paid in capital                                                                 $547,860,049
Net unrealized appreciation of investments                                         1,518,711
Accumulated net realized loss on investments                                     (79,755,456)
Undistributed net investment income                                                   49,788
  Total Net Assets                                                              $469,673,092
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
INSTITUTIONAL SHARES:
$420,988,205 / 43,547,672 shares outstanding                                           $9.67
INSTITUTIONAL SERVICE SHARES:
$48,684,887 / 5,036,284 shares outstanding                                             $9.67




(See Notes which are an integral part of the Financial Statements)


STATEMENT OF OPERATIONS

FEDERATED ARMS FUND


YEAR ENDED AUGUST 31, 1998

INVESTMENT INCOME:
Interest                                                                                      $ 35,061,884
EXPENSES:
Investment advisory fee                                                         $ 3,325,847
Administrative personnel and services fee                                           418,154
Custodian fees                                                                       68,668
Transfer and dividend disbursing agent fees and expenses                             57,421
Directors'/Trustees' fees                                                            18,535
Auditing fees                                                                        19,728
Legal fees                                                                            5,932
Portfolio accounting fees                                                           124,162
Distribution services feeInstitutional Service Shares                               235,234
Shareholder services feeInstitutional Shares                                      1,150,547
Shareholder services feeInstitutional Service Shares                                235,234
Share registration costs                                                             27,375
Printing and postage                                                                 24,912
Insurance premiums                                                                    6,647
Taxes                                                                                 4,367
Miscellaneous                                                                         9,315
 Total expenses                                                                   5,732,078
Waivers
 Waiver of investment advisory fee $(1,037,318) Waiver of distribution services fee--Institutional Service Shares (232,412) Waiver of shareholder services fee--Institutional Shares (1,150,547) Waiver of shareholder services fee--Institutional Service Shares (2,823)
  Total waivers                                                                  (2,423,100)
   Net expenses                                                                                  3,308,978
    Net investment income                                                                       31,752,906
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                                                 1,245,992
Net change in unrealized depreciation of investments                                            (5,409,340)
 Net realized and unrealized loss on investments                                                (4,163,348)
  Change in net assets resulting from operations                                              $ 27,589,558




(See Notes which are an integral part of the Financial Statements)


STATEMENT OF CHANGES IN NET ASSETS

FEDERATED ARMS FUND


                                                                       YEAR ENDED AUGUST 31,
                                                                      1998           1997
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income                                               $  31,752,906  $  39,745,870
Net realized gain on investments ($1,245,992 and $3,411,098,
respectively, as computed for federal tax purposes)                     1,245,992      3,454,717
Net change in unrealized appreciation/depreciation                     (5,409,340)     3,918,165
 Change in net assets resulting from operations                        27,589,558     47,118,752
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income
 Institutional Shares                                                 (26,468,625)   (34,210,612)
 Institutional Service Shares                                          (5,231,032)    (5,578,429)
  Change in net assets resulting from distributions to shareholders   (31,699,657)   (39,789,041)
SHARE TRANSACTIONS
Proceeds from sale of shares                                           85,623,659     56,479,068
Net asset value of shares issued to shareholders in payment of
distributions declared                                                  9,463,263      9,827,175
Cost of shares redeemed                                              (206,845,928)  (250,943,388)
 Change in net assets resulting from share transactions              (111,759,006)  (184,637,145)
  Change in net assets                                               (115,869,105)  (177,307,434)
NET ASSETS:
Beginning of period                                                   585,542,197    762,849,631
End of period (including undistributed net investment income of
$50,240 and $0, respectively)                                       $ 469,673,092  $ 585,542,197




(See Notes which are an integral part of the Financial Statements)


NOTES TO FINANCIAL STATEMENTS

FEDERATED ARMS FUND

AUGUST 31, 1998

ORGANIZATION


Federated ARMs Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Trust is to provide current income consistent with minimal volatility of principal.

SIGNIFICANT ACCOUNTING POLICIES


The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.


INVESTMENT VALUATIONS

U.S. government and agency securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS


It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.


INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS


Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary. Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

At August 31, 1998, the Trust, for federal tax purposes, had a capital loss carryforward of $79,755,305, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

EXPIRATION YEAR    EXPIRATION AMOUNT
      2002           $13,884,955
      2003            57,180,753
      2004             8,689,597




WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.


DOLLAR ROLL TRANSACTIONS

The Trust enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Trust sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Trust will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Trust's current yield and total return. During the year ended August 31, 1998, the Trust did not enter into dollar roll transactions.
     USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:


                                                                   YEAR ENDED AUGUST 31,
                                                             1998                           1997
INSTITUTIONAL SHARES                                  SHARES      AMOUNT             SHARES         AMOUNT
Shares sold                                         3,030,823    $  29,442,519      4,079,073   $  39,681,438
Shares issued to shareholders in payment
 of distributions declared                            658,748        6,398,162        841,597       8,186,144
Shares redeemed                                   (11,287,079)    (109,644,658)   (21,517,755)   (209,231,332)
Net change resulting from Institutional
 Share transactions                                (7,597,508)   $ (73,803,977)   (16,597,085)  $(161,363,750)

                                                                   YEAR ENDED AUGUST 31,
                                                              1998                          1997
INSTITUTIONAL SERVICE SHARES                          SHARES         AMOUNT          SHARES       AMOUNT
Shares sold                                         5,771,167    $  56,181,140      1,728,054   $  16,797,630
Shares issued to shareholders in payment
 of distributions declared                            315,591        3,065,101        168,679       1,641,031
Shares redeemed                                   (10,014,646)     (97,201,270)   (4,290,564)    (41,712,056 )
Net change resulting from Institutional
 Share transactions                                (3,927,888)  $  (37,955,029)   (2,393,831)  $  (23,273,395)
Net change resulting from share transactions      (11,525,396)  $ (111,759,006)   (18,990,916) $ (184,637,145)




INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.60% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE


The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.


SHAREHOLDER SERVICES FEE


Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.


TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES


FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.


GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1998, were as follows:


PURCHASES                 $302,292,697
SALES                     $408,134,782



YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.


REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Shareholders of
Federated ARMs Fund:

We have audited the accompanying statement of assets and liabilities of Federated ARMs Fund, including the portfolio of investments, as of August 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1998, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated ARMs Fund at August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented therein, in conformity with generally accepted accounting principles.

ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
October 9, 1998

(GRAPHIC)

FEDERATED ARMS FUND

Institutional Shares



PROSPECTUS
OCTOBER 31, 1998



A Diversified Portfolio of Federated ARMs Fund, an Open-End Management Investment Company

FEDERATED ARMS FUND
INSTITUTIONAL SHARES



Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000



DISTRIBUTOR

Federated Securities Corp.

Federated Investors Tower



1001 Liberty Avenue



Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Management

Federated Investors Tower

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT

Federated Shareholder
Services Company

P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS

Ernst & Young LLP

One Oxford Centre

Pittsburgh, PA 15219

Federated Securities Corp., Distributor
1-800-341-7400
www.federatedinvestors.com


Cusip 314082108

8100309A-IS (10/98)


(GRAPHIC)






FEDERATED ARMS FUND

Institutional Service Shares

PROSPECTUS



The Institutional Service Shares offered by this prospectus represent interests in a diversified portfolio of securities of Federated ARMs Fund (the "Trust"). The Trust is an open-end management investment company (a mutual fund).

The investment objective of the Trust is to provide current income consistent with minimal volatility of principal. The Trust concentrates at least 65% of the value of its total assets in adjustable and floating rate mortgage securities ("ARMs") which are issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Institutional Service Shares of the Trust. Keep this prospectus for future reference.

The Trust has also filed a Statement of Additional Information for Institutional Shares and Institutional Service Shares dated October 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus if you have received your prospectus electronically, free of charge, by calling 1-800- 341-7400. To obtain other information or to make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust are maintained electronically with the SEC at Internet Web site (http://www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated October 31, 1998



TABLE OF CONTENTS


Summary of Trust Expenses   1

Financial Highlights-Institutional Service Shares   2

General Information   3

Year 2000 Statement   3

Investment Information   3

Investment Objective   3

Investment Policies   3

Investment Limitations   6

Trust Information   7

Management of the Trust   7

Distribution of Institutional Service Shares   8

Administration of the Trust   9

Net Asset Value   9

Investing in Institutional Service Shares   9

Share Purchases   9

Exchange Privilege   9

Minimum Investment Required   10

What Shares Cost   10

Confirmations and Account Statements   10

Dividends   10

Capital Gains   10

Redeeming Institutional Service Shares   10

Telephone Redemption   10

Written Requests   10

Accounts with Low Balances    11

Shareholder Information   11

Voting Rights   11

Tax Information   11

Federal Income Tax   11

State and Local Taxes   11

Performance Information   12

Other Classes of Shares   12

Financial Highlights-Institutional Shares   13

Financial Statements  14

Report of Ernst & Young LLP, Independent Auditors   23


SUMMARY OF TRUST EXPENSES

                          INSTITUTIONAL SERVICE SHARES
                       SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)         None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of
offering price)                                                                       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
redemption proceeds, as applicable)                                                   None
Redemption Fee (as a percentage of amount redeemed, if applicable)                    None
Exchange Fee                                                                          None
                            ANNUAL OPERATING EXPENSES
                       (As a percentage of average net assets)
Management Fee (after waiver)(1)                                                     0.41%
12b-1 Fee (after waiver)(2)                                                          0.00%
Total Other Expenses                                                                 0.39%
 Shareholder Services Fee                                                     0.25%
Total Operating Expenses(3)                                                          0.80%



 (1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.60%.

 (2) The 12b-1 fee has been reduced to reflect the voluntary waiver of the 12b-1 fee. The distributor can terminate this voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.25%.

 (3)The total operating expenses would have been 1.24% absent the voluntary waivers of a portion of the management fee and the 12b-1 fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Institutional Service Shares" and "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


EXAMPLE
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.
1 Year                                                               $8
3 Years                                                             $26
5 Years                                                             $44
10 Years                                                            $99



THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

FEDERATED ARMS FUND

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 23.

                                                                               YEAR ENDED AUGUST 31,
                                                          1998      1997      1996      1995     1994      1993     1992(A)
NET ASSET VALUE, BEGINNING OF PERIOD                     $ 9.74   $ 9.64    $ 9.65    $ 9.63    $ 9.98    $10.01    $ 9.98
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                      0.53     0.56      0.55      0.54      0.42      0.48      0.18
Net realized and unrealized gain (loss) on investments    (0.07)    0.10     (0.01)     0.02     (0.35)    (0.03)     0.03
Total from investment operations                           0.46     0.66      0.54      0.56      0.07      0.45      0.21
LESS DISTRIBUTIONS
Distributions from net investment income                  (0.53)   (0.56)    (0.55)    (0.54)    (0.42)    (0.48)    (0.18)
NET ASSET VALUE, END OF PERIOD                           $ 9.67   $ 9.74    $ 9.64    $ 9.65    $ 9.63    $ 9.98    $10.01
TOTAL RETURN(B)                                            4.87%    7.05%     5.75%     5.94%     0.74%     4.56%     2.11%
RATIOS TO AVERAGE NET ASSETS
Expenses                                                   0.80%    0.80%     0.80%     0.80%     0.80%     0.76%     0.76%*
Net investment income                                      5.55%    5.78%     5.69%     5.44%     4.26%     4.72%     5.46%*
Expense waiver/reimbursement(c)                            0.44%    0.44%     0.44%     0.43%     0.23%     0.21%     0.32%*
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)                 $48,685  $87,322  $109,536  $135,689  $255,891  $499,418  $113,095
Portfolio turnover                                           56%      84%      134%      124%       65%       36%       38%




 * Computed on an annualized basis.

 (a) Reflects operations for the period from May 4, 1992 (date of initial public investment) to August 31, 1992.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION



The Trust was established as a Massachusetts business trust under a Declaration of Trust dated May 24, 1985. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares, Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares (the "Shares") of the Trust.

Shares of the Trust are designed to give banks and other institutions that hold assets in an agency capacity and rely upon the distribution services provided by the distributor for the marketing of these Shares, as well as to retail customers of such institutions, a convenient means of accumulating an interest in a professionally managed, diversified portfolio which invests at least 65% of the value of its total assets in U.S. government securities, all of which government securities will be adjustable and floating rate mortgage securities which are issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities. In addition, the Trust is designed to provide an appropriate investment for particular financial institutions which are subject to government agency regulations, including credit unions, savings associations, and national banks. A minimum initial investment of $25,000 over a 90-day period is required.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Trust.

YEAR 2000 STATEMENT

Like other mutual Trusts and business organizations worldwide, the Trust's service providers (among them, the adviser, distributor, administrator and transfer agent) must ensure that their computer systems are adjusted to properly process and calculate date-related information from and after January 1, 2000. Many software programs and, to a lesser extent, the computer hardware in use today cannot distinguish the year 2000 from the year 1900. Such a design flaw could have a negative impact in the handling of securities trades, pricing and accounting services. The Trust and its service providers are actively working on necessary changes to computer systems to deal with the year 2000 issue and believe that systems will be year 2000 compliant when required. Analysis continues regarding the financial impact of instituting a year 2000 compliant program on the Trust's operations.




INVESTMENT INFORMATION

INVESTMENT OBJECTIVE



The investment objective of the Trust is to provide current income consistent with minimal volatility of principal. Current income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on mortgage- related securities and other U.S. government securities, and short-term capital gains. The investment objective cannot be changed without approval of shareholders. The Trust anticipates that it will experience minimal volatility of principal due to the frequent adjustments to interest rates on adjustable and floating rate mortgage securities which comprise the portfolio. Of course, there can be no assurance that the Trust will be able to maintain minimal volatility of principal or that it will achieve its investment objective. The Trust endeavors to achieve its investment objective, however, by following the investment policies described in this prospectus.



INVESTMENT POLICIES

Except as otherwise noted, the investment policies described below may not be changed by the Trustees without shareholder approval.



The Trust will limit its investments to those that are permitted for purchase by federal savings associations pursuant to applicable rules, regulations, or interpretations of the Office of Thrift Supervision and by federal credit unions under the Federal Credit Union Act and the rules, regulations, and interpretations of the National Credit Union Administration (the "NCUA"). Should additional permitted investments be allowed as a result of future changes in applicable regulations or federal laws, the Trust reserves the right, without shareholder approval, to make such investments consistent with the Trust's investment objective, policies, and limitations. Further, should existing statutes or regulations change so as to cause any securities held by the Trust to become ineligible for purchase by federal savings associations or federal credit unions, the Trust will dispose of those securities at times advantageous to the Trust.

As operated within the above limitations, and pursuant to the Trust's investment policy, which may be changed without shareholder approval, to limit its investments to securities that are appropriate direct investments for national banks, the Trust will also serve as an appropriate vehicle for a national bank as an investment for its own account.



ACCEPTABLE INVESTMENTS



The Trust pursues its investment objective by investing at least 65% of the value of its total assets in a professionally managed portfolio of U.S. government securities. As a matter of investment policy, which may be changed without shareholder approval, all of these U.S. government securities will be adjustable and floating rate mortgage securities which are issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies, or instrumentalities.

The types of mortgage securities in which the Trust may invest include the following:



* adjustable rate mortgage securities;

* collateralized mortgage obligations;

* real estate mortgage investment conduits; and

*other securities collateralized by or representing interests in real estate mortgages whose interest rates reset at periodic intervals and are issued or guaranteed by the U.S. government, its agencies, or instrumentalities.



In addition to the securities described above, the Trust may also invest in direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds, as well as obligations of U.S. government agencies or instrumentalities which are not collateralized by or represent interests in real estate mortgages, as described above.

The Trust may also invest in mortgage-related securities, as defined in Section 3(a)(41) of the Securities Exchange Act of 1934, which are issued by private entities such as investment banking firms and companies related to the construction industry. The privately issued mortgage related securities in which the Trust may invest include:



* privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

* privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and

*other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of any agency or instrumentality of the U.S. government.



The privately issued mortgage-related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Trust as income, and the capital portion will be reinvested.



The prices of fixed income securities fluctuate inversely to the direction of interest rates.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS")



ARMs are pass-through mortgage securities with adjustable rather than fixed interest rates. The ARMs in which the Trust invests are issued by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC") and are actively traded. The underlying mortgages which collateralize ARMs issued by GNMA are fully guaranteed by the Federal Housing Administration ("FHS") or Veterans Administration ("VA"), while those collateralizing ARMs issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

Unlike conventional bonds, ARMs pay back principal over the life of the ARM rather than at maturity. Thus, a holder of the ARM, such as the Trust, would receive monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARM reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARM. As a consequence, ARMs may be a less effective means of "locking in" long-term interest rates than other types of U.S. government securities.



Not unlike other U.S. government securities, the market value of ARMs will generally vary inversely with changes in market interest rates. Thus, the market value of ARMs generally declines when interest rates rise and generally rises when interest rates decline.

While ARMs generally entail less risk of a decline during periods of rapidly rising rates, ARMs may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because, as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if ARMs are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if ARMs are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")



CMOs are bonds issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. CMOs purchased by the Trust may be:



* collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

* collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or

* securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.



The Trust will only purchase CMOs which are investment grade, as rated by a nationally recognized statistical rating organization.



REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS")



REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates (the type in which the Trust primarily invests), and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property.



REGULATORY COMPLIANCE



In accordance with the Rules and Regulations of the NCUA, unless the purchase is made solely to reduce interest-rate risk, the Trust will not invest in any CMO or REMIC security that meets any of the following three tests: (1) the CMO or REMIC has an expected average life greater than 10 years; (2) the average life of the CMO or REMIC extends by more than four years assuming an immediate and sustained parallel shift in the yield curve of plus 300 basis points, or shortens by more than six years assuming an immediate and sustained parallel shift in the yield curve of minus 300 basis points; or (3) the estimated change in the price of the CMO or REMIC is more than 17%, due to an immediate and sustained parallel shift in the yield curve of plus or minus 300 basis points.



Neither test (1) nor (2) above apply to floating or adjustable rate CMOs or REMICs with all of the following characteristics: (a) the interest rate of the instrument is reset at least annually; (b) the interest rate is below the contractual cap of the instrument; (c) the instrument is tied to a widely-used market rate; and (d) the instrument varies directly (not inversely) and is reset in proportion with the index's changes.



The Trust may not purchase a residual interest in a CMO or REMIC. In addition, the Trust will not purchase zero coupon securities with maturities greater than 10 years.



RESETS



The interest rates paid on the ARMs, CMOs, and REMICs in which the Trust invests generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury note rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.



CAPS AND FLOORS



The underlying mortgages which collateralize the ARMs, CMOs, and REMICs in which the Trust invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down:
(1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

The value of mortgage securities in which the Trust invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. An example of the effect of caps and floors on a residential mortgage loan may be found in the Statement of Additional Information. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Trust invests to be shorter than the maturities stated in the underlying mortgages.



TEMPORARY INVESTMENTS



For defensive purposes only, the Trust may also invest temporarily in cash and money market instruments during times of unusual market conditions and to maintain liquidity. Money market instruments may include obligations such as:



* obligations of the U.S. government or its agencies or instrumentalities;
 and

* repurchase agreements.

REPURCHASE AGREEMENTS



Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.



LENDING OF PORTFOLIO SECURITIES



In order to generate additional income, the Trust may lend portfolio securities on a short-term or a long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Trust will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trust's Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Trust on a timely basis and the Trust may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS



The Trust may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Trust may pay more/less than the market value of the securities on the settlement date.

The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.



PORTFOLIO TURNOVER



The Trust does not intend to invest for the purpose of seeking short-term profits, however securities in its portfolio will be sold whenever the Trust's investment adviser believes it is appropriate to do so in light of the Trust's investment objective, without regard to the length of time a particular security may have been held.



INVESTMENT LIMITATIONS



The Trust will not:



*invest in stripped mortgage securities, including securities which represent a share of only the interest payments or only the principal payments from underlying mortgage related securities;



*borrow money directly or through reverse repurchase agreements (arrangements in which the Trust sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its net assets and pledge up to 10% of the value of its total assets to secure such borrowings; or

*invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor. With respect to the asset- backed securities, the Trust will treat the originator of the asset pool as the company issuing the securities for purposes of determining compliance with this limitation.



The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.



The Trust will not:



*invest more than 15% of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER



Investment decisions for the Trust are made by Federated Management, the Trust's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Trust.



ADVISORY FEES



The Adviser receives an annual investment advisory fee equal to 0.60% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Trust for certain operating expenses. This does not include reimbursement to the Trust of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities. The Adviser can terminate this voluntary waiver of its advisory fee at any time in its sole discretion.



ADVISER'S BACKGROUND



Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc. All of the Class A (voting) shares of Federated Investors, Inc., are owned by a trust, the trustees of which are John
F. Donahue, Chairman and Director of Federated Investors, Inc., Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Director of Federated Investors, Inc.

Federated Management and other subsidiaries of Federated Investors, Inc., serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors, Inc., is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in approximately 4,000 financial institutions nationwide.



Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than 60 days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.



Todd A. Abraham, Kathleen M. Foody-Malus, and Robert E. Cauley are the Trust's portfolio managers. Mr. Abraham has been a portfolio manager of the Trust since August 1995. Mr. Abraham joined Federated Investors, Inc. or its predecessor in 1993 as an Investment Analyst and has been a Vice President of the Trust's Adviser since 1997. Mr Abraham served as an Assistant Vice President of the Adviser from 1995 until 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Company from 1992 to 1993 and as a Bond Administrator at Ryland Asset Management Company from 1990 to 1992.
Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

Ms. Foody-Malus has been a portfolio manager of the Trust since January 1992. Ms. Foody-Malus joined Federated Investors, Inc. or its predecessor in 1983 and has been a Vice President of the Trust's Adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the Adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

Robert E. Cauley has been a portfolio manager of the Trust since
October 1997. Mr. Cauley joined Federated Investors, Inc. or its predecessor in 1996 as an Assistant Vice President of the Trust's Adviser. Mr. Cauley served as an Associate in the Asset-Backed Securities Group at Lehman Brothers Holding, Inc. from 1994 to 1996. From 1992 to 1994, Mr. Cauley served as a Senior Associate/Corporate Finance at Barclays Bank, PLC.
Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Shares of the Trust. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors, Inc.



DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may be paid a fee by the Trust in an amount computed at an annual rate of up to 0.25% of the average daily net asset value of the Shares. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Plan is a compensation-type plan. As such, the Trust makes no payments to the distributor except as described above. Therefore, the Trust does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Trust, interest, carrying, or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Trust under the Plan.



In addition, the Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, Inc. under which the Trust may make payments up to 0.25% of the average daily net asset value of its shares to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.



Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS



In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's Adviser or its affiliates.

ADMINISTRATION OF THE TRUST



ADMINISTRATIVE SERVICES



Federated Services Company, a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. ("Federated Funds") as specified below:

 MAXIMUM               AVERAGE AGGREGATE
   FEE                 DAILY NET ASSETS
 0.150%           on the first $250 million
 0.125%            on the next $250 million
 0.100%            on the next $250 million
 0.075%        on assets in excess of $750 million




The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


NET ASSET VALUE



The Trust's net asset value per share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Trust, subtracting the interest of the Shares in the liabilities of the Trust and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Institutional Shares will exceed that of Shares due to the variance in daily net income realized by each class as a result of different distribution charges incurred by the classes. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.




INVESTING IN INSTITUTIONAL SERVICE SHARES

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open. Shares may be purchased either by wire or mail.



To purchase Shares of the Trust, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Trust reserves the right to reject any purchase request.



BY WIRE



To purchase Shares by Federal Reserve wire, call the Trust before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows:
Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated ARMs Fund-Institutional Service Shares; Trust Number (this number can be found on the account statement or by contacting the Trust); Group Number or Order Number; Nominee or Institution Name; ABA Number 011000028. Shares cannot be purchased on days on which the New York Stock Exchange is closed and on federal holidays restricting wire transfers. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



BY MAIL



To purchase Shares by mail, send a check made payable to Federated ARMs Fund-Institutional Service Shares to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank and Trust Company ("State Street Bank"), into federal funds. This is normally the next business day after State Street Bank receives the check.



EXCHANGE PRIVILEGE



Financial institutions that maintain master accounts with an aggregate investment of at least $400 million in Federated Funds may exchange their Shares for Institutional Shares of the Trust.



MINIMUM INVESTMENT REQUIRED



The minimum initial investment in the Trust is $25,000 plus any non-affiliated bank or broker's fee, if applicable. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Trust. Accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment.



WHAT SHARES COST



Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Trust. Investors who purchase Shares through a non-affiliated bank or broker may be charged an additional service fee by that bank or broker.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Trust's portfolio securities that its net asset value might be materially affected; (ii) days on which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions. In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Trust will not issue share certificates.



DIVIDENDS



Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds. Dividends are automatically reinvested on payment dates in additional Shares unless cash payments are requested by contacting the Trust.



CAPITAL GAINS



Capital gains realized by the Trust, if any, will be distributed at least once every twelve months.



REDEEMING INSTITUTIONAL SERVICE SHARES



The Trust redeems Shares at their net asset value next determined after the Trust receives the redemption request. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.



TELEPHONE REDEMPTION



Shareholders may redeem their Shares by telephoning the Trust before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event longer than seven days later, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. If at any time the Trust shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Trust to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.



In the event of drastic economic or market changes, the shareholders may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as that discussed in "Written Requests," should be considered.

WRITTEN REQUESTS



Shares may be redeemed by sending a written request to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Call the Trust for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Trust name, the class of shares, his account number, and the share or dollar amount requested. If Share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address above noted.



SIGNATURES



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:



*a trust company or commercial bank whose deposits are insured by the Bank
 Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

* a member of the New York, American, Boston, Midwest, or Pacific Stock
 Exchanges;

*a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

*any other "eligible guarantor institution," as defined in the Securities
 Exchange Act of 1934.



The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.



RECEIVING PAYMENT

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, the Trust may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Trust's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.



SHAREHOLDER INFORMATION

VOTING RIGHTS



Each Share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular class, only shares of that particular class are entitled to vote.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all portfolios entitled to vote.




TAX INFORMATION

FEDERAL INCOME TAX



The Trust will pay no federal income tax because the Trust expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Trust will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses related by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Trust.



Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares.

STATE AND LOCAL TAXES



Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.



PERFORMANCE INFORMATION



From time to time, the Trust advertises its total return and yield for Institutional Service Shares.



Total return represents the change, over a specified period of time, in the value of an investment in Institutional Service Shares after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.



The yield of Institutional Service Shares is calculated by dividing the net investment income per share (as defined by the SEC) earned by Institutional Service Shares over a 30-day period by the offering price per share of Institutional Service Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Institutional Service Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.



The Institutional Service Shares are sold without any sales charge or other similar nonrecurring charges.

Total return and yield will be calculated separately for Institutional Service Shares and Institutional Shares.



From time to time, advertisements for the Trust may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's performance to certain indices.




OTHER CLASSES OF SHARES



The Trust also offers another class of shares called Institutional Shares. Institutional Shares are sold primarily to accounts for which financial institutions act in a fiduciary or agency capacity, and other accounts where a financial institution maintains master accounts with an aggregate investment of at least $400 million in certain mutual funds which are advised or distributed by affiliates of Federated Investors, Inc. Shares are also made available to financial intermediaries, public, and private organizations. A minimum initial investment of $25,000 over a 90-day period is required. Institutional Shares are sold at net asset value and are distributed without a Rule 12b-1 Plan.



Shares and Institutional Shares are subject to certain of the same expenses. Expense differences between Shares and Institutional Shares may affect the performance of each class.

To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-341-7400.


FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

FEDERATED ARMS FUND

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 23.


                                                                 YEAR ENDED AUGUST 31
                              1998      1997      1996      1995       1994         1993        1992      1991     1990    1989
NET ASSET VALUE,
BEGINNING OF PERIOD          $ 9.74    $ 9.64    $ 9.65    $ 9.63      $ 9.98      $10.01      $ 9.67   $ 8.99   $ 9.47   $ 8.88
INCOME FROM
 INVESTMENT OPERATIONS
 Net investment income         0.56      0.59      0.58      0.56        0.45        0.50        0.63     0.69     0.71     0.72
 Net realized and
  unrealized gain (loss)
  on investments              (0.07)     0.10     (0.01)     0.02       (0.35)      (0.03)       0.42     0.68    (0.48)    0.59
 Total from invest
  ment operations              0.49      0.69      0.57      0.58        0.10        0.47        1.05     1.37     0.23     1.31
LESS DISTRIBUTIONS
 Distributions from
  net investment income       (0.56)    (0.59)    (0.58)    (0.56)      (0.45)      (0.50)      (0.63)   (0.69)   (0.71)   (0.72)
 Total distributions
  from net realized gain
  on investments                 --        --        --        --          --          --       (0.08)      --       --       --
 Total distributions          (0.56)    (0.59)    (0.58)    (0.56)      (0.45)      (0.50)      (0.71)   (0.69)   (0.71)   (0.72)
NET ASSET VALUE,
 END OF PERIOD               $ 9.67    $ 9.74    $ 9.64    $ 9.65      $ 9.63      $ 9.98      $10.01   $ 9.67   $ 8.99   $ 9.47
TOTAL RETURN(A)                5.13%     7.31%     6.02%     6.21%       0.99%       4.82%      11.21%   15.73%    2.45%   15.25%
RATIOS TO AVERAGE
 NET ASSETS
 Expenses                      0.55%     0.55%     0.55%     0.55%       0.55%       0.51%       0.51%    0.78%    0.78%    0.79%
 Net investment income         5.77%     6.03%     5.94%     5.74%       4.51%       4.97%       5.95%    7.36%    7.62%    7.81%
 Expense waiver/
  reimbursement(b)             0.44%     0.44%     0.44%     0.43%       0.14%       0.21%       0.32%    1.02%    1.02%    0.95%
SUPPLEMENTAL DATA
 Net assets, end of
  period (000 omitted)     $420,988  $498,220  $653,313  $856,500  $1,238,813  $2,669,888  $1,090,944  $30,330  $26,261  $25,574
 Portfolio turnover              56%       84%      134%      124%         65%         36%         38%     127%     170%      85%




 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


PORTFOLIO OF INVESTMENTS
FEDERATED ARMS FUND


AUGUST 31, 1998

PRINCIPAL
 AMOUNT                                                                             VALUE
U.S.GOVERNMENT INSTRUMENTALITIES--98.0%
FEDERATED HOME LOAN MORTGAGE CORP. ARM--33.6%
 $152,768,623 7.423% - 7.693%, 2/1/2019 - 7/1/2030                               $157,988,520
FEDERATED HOME LOAN MORTGAGE CORP. REMIC--1.8%
    8,330,728 Series 1544-E, 6.250%, 6/15/2008                                      8,371,881
FEDERATED HOME LOAN MORTGAGE CORP.--7.5%
   18,519,901 7.000%, 4/1/2013 - 5/1/2013                                          18,936,598
   15,820,000 6.500%, 9/1/2013                                                     16,032,621
                Total                                                              34,969,219
FEDERATED NATIONAL MORTGAGE ASSOCIATION ARM--13.0%
   59,971,420 6.132% - 7.578%, 9/1/2018 - 5/1/2036                                 60,940,863
FEDERATED NATIONAL MORTGAGE ASSOCIATION REMIC--5.6%
   15,000,000 Series 98-36PA, 6.250%, 7/18/2013                                    15,233,787
   11,138,000 Series 93-206E, 5.650%, 5/25/2017                                    11,158,271
                Total                                                              26,392,058
FEDERATED NATIONAL MORTGAGE ASSOCIATION--6.1%
   27,304,778 6.500% - 12.000%, 3/1/2013 - 4/1/2018                                28,583,413
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ARM--21.9%
   51,186,904 7.000%, 8/20/2017 - 9/20/2024                                        52,205,507
   31,144,354 6.875%, 3/20/2016 - 3/20/2023                                        31,814,671
    4,788,874 6.000%, 10/20/2027                                                    4,838,822
    7,433,214 5.500%, 5/20/2028                                                     7,472,461
    7,000,000 5.000%, 8/20/2028                                                     6,980,330
                Total                                                             103,311,791
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--8.5%
    2,744,413 12.000%, 9/15/2013 - 1/15/2014                                        3,184,576
   19,799,314 11.500%, 10/15/2010 - 4/15/2020                                      22,636,103
   12,295,962 11.000%, 12/15/2009 - 7/15/2020                                      13,867,545
                Total                                                              39,688,224
                TOTAL U.S.GOVERNMENT INSTRUMENTALITIES (IDENTIFIED COST
                  $458,727,258)                                                   460,245,969

FEDERATED ARMS FUND


PRINCIPAL
 AMOUNT                                                                                VALUE
U.S.GOVERNMENT INSTRUMENTALITIES--CONTINUED
(A)REPURCHASE AGREEMENTS--5.8%
$  11,390,000 BT Securities Corp., 5.800%, dated 8/31/1998, due 9/1/1998        $  11,390,000
   15,820,000 (b)Morgan Stanley Group, Inc., 5.530%, dated 8/12/1998,
                due 9/17/1998                                                      15,820,000
                TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                    27,210,000
                TOTAL INVESTMENTS (IDENTIFIED COST $485,937,258)(C)              $487,455,969




 (a) The repurchase agreements are fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreement are through participation in joint accounts with other Federated funds.

 (b) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

 (c) The cost of investments for federal tax purposes amounts to $485,937,258. The net unrealized appreciation of investments on a federal tax basis amounts to $1,518,711 which is comprised of $2,611,043 appreciation and $1,092,332 depreciation at August 31, 1998.

Note: The categories of investments are shown as a percentage of net assets ($469,673,092) at August 31, 1998.

The following acronyms are used throughout this portfolio:


ARM--Adjustable Rate Mortgage
REMIC--Real Estate Mortgage Investment Conduit




(See Notes which are an integral part of the Financial Statements)


STATEMENT OF ASSETS AND LIABILITIES

FEDERATED ARMS FUND


AUGUST 31, 1998

ASSETS:
Total investments in securities, at value
 (identified and tax cost $485,937,258)                                         $487,455,969
Cash                                                                                   2,587
Income receivable                                                                  6,917,359
Receivable for shares sold                                                            49,379
  Total assets                                                                   494,425,294
LIABILITIES:
Payable for investments purchased                                   $23,058,723
Payable for shares redeemed                                             125,813
Income distribution payable                                           1,484,509
Accrued expenses                                                         83,157
  Total liabilities                                                               24,752,202
NET ASSETS for 48,583,956 shares outstanding                                    $469,673,092
NET ASSETS CONSIST OF:
Paid in capital                                                                 $547,860,049
Net unrealized appreciation of investments                                         1,518,711
Accumulated net realized loss on investments                                     (79,755,456)
Undistributed net investment income                                                   49,788
  Total Net Assets                                                              $469,673,092
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
INSTITUTIONAL SHARES:
$420,988,205 / 43,547,672 shares outstanding                                           $9.67
INSTITUTIONAL SERVICE SHARES:
$48,684,887 / 5,036,284 shares outstanding                                             $9.67




(See Notes which are an integral part of the Financial Statements)


STATEMENT OF OPERATIONS

FEDERATED ARMS FUND


YEAR ENDED AUGUST 31, 1998

INVESTMENT INCOME:
Interest                                                                                      $ 35,061,884
EXPENSES:
Investment advisory fee                                                         $ 3,325,847
Administrative personnel and services fee                                           418,154
Custodian fees                                                                       68,668
Transfer and dividend disbursing agent fees and expenses                             57,421
Directors'/Trustees' fees                                                            18,535
Auditing fees                                                                        19,728
Legal fees                                                                            5,932
Portfolio accounting fees                                                           124,162
Distribution services feeInstitutional Service Shares                               235,234
Shareholder services feeInstitutional Shares                                      1,150,547
Shareholder services feeInstitutional Service Shares                                235,234
Share registration costs                                                             27,375
Printing and postage                                                                 24,912
Insurance premiums                                                                    6,647
Taxes                                                                                 4,367
Miscellaneous                                                                         9,315
 Total expenses                                                                   5,732,078
Waivers
 Waiver of investment advisory fee $(1,037,318) Waiver of distribution services fee--Institutional Service Shares (232,412) Waiver of shareholder services fee--Institutional Shares (1,150,547) Waiver of shareholder services fee--Institutional Service Shares (2,823)
  Total waivers                                                                  (2,423,100)
   Net expenses                                                                                  3,308,978
    Net investment income                                                                       31,752,906
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                                                 1,245,992
Net change in unrealized depreciation of investments                                            (5,409,340)
 Net realized and unrealized loss on investments                                                (4,163,348)
  Change in net assets resulting from operations                                              $ 27,589,558




(See Notes which are an integral part of the Financial Statements)


STATEMENT OF CHANGES IN NET ASSETS

FEDERATED ARMS FUND


                                                                       YEAR ENDED AUGUST 31,
                                                                      1998           1997
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income                                               $  31,752,906  $  39,745,870
Net realized gain on investments ($1,245,992 and $3,411,098,
respectively, as computed for federal tax purposes)                     1,245,992      3,454,717
Net change in unrealized appreciation/depreciation                     (5,409,340)     3,918,165
 Change in net assets resulting from operations                        27,589,558     47,118,752
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income
 Institutional Shares                                                 (26,468,625)   (34,210,612)
 Institutional Service Shares                                          (5,231,032)    (5,578,429)
  Change in net assets resulting from distributions to shareholders   (31,699,657)   (39,789,041)
SHARE TRANSACTIONS
Proceeds from sale of shares                                           85,623,659     56,479,068
Net asset value of shares issued to shareholders in payment of
distributions declared                                                  9,463,263      9,827,175
Cost of shares redeemed                                              (206,845,928)  (250,943,388)
 Change in net assets resulting from share transactions              (111,759,006)  (184,637,145)
  Change in net assets                                               (115,869,105)  (177,307,434)
NET ASSETS:
Beginning of period                                                   585,542,197    762,849,631
End of period (including undistributed net investment income of
$50,240 and $0, respectively)                                       $ 469,673,092  $ 585,542,197




(See Notes which are an integral part of the Financial Statements)


NOTES TO FINANCIAL STATEMENTS

FEDERATED ARMS FUND

AUGUST 31, 1998

ORGANIZATION

Federated ARMs Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Trust is to provide current income consistent with minimal volatility of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government and agency securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary. Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.


At August 31, 1998, the Trust, for federal tax purposes, had a capital loss carryforward of $79,755,305, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

EXPIRATION YEAR    EXPIRATION AMOUNT
      2002           $13,884,955
      2003            57,180,753
      2004             8,689,597




WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DOLLAR ROLL TRANSACTIONS

The Trust enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Trust sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Trust will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Trust's current yield and total return. During the year ended August 31, 1998, the Trust did not enter into dollar roll transactions.
     USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:


                                                                   YEAR ENDED AUGUST 31,
                                                             1998                           1997
INSTITUTIONAL SHARES                                  SHARES      AMOUNT             SHARES         AMOUNT
Shares sold                                         3,030,823    $  29,442,519      4,079,073   $  39,681,438
Shares issued to shareholders in payment
 of distributions declared                            658,748        6,398,162        841,597       8,186,144
Shares redeemed                                   (11,287,079)    (109,644,658)   (21,517,755)   (209,231,332)
Net change resulting from Institutional
 Share transactions                                (7,597,508)   $ (73,803,977)   (16,597,085)  $(161,363,750)

                                                                   YEAR ENDED AUGUST 31,
                                                              1998                          1997
INSTITUTIONAL SERVICE SHARES                          SHARES         AMOUNT          SHARES       AMOUNT
Shares sold                                         5,771,167    $  56,181,140      1,728,054   $  16,797,630
Shares issued to shareholders in payment
 of distributions declared                            315,591        3,065,101        168,679       1,641,031
Shares redeemed                                   (10,014,646)     (97,201,270)   (4,290,564)    (41,712,056 )
Net change resulting from Institutional
 Share transactions                                (3,927,888)  $  (37,955,029)   (2,393,831)  $  (23,273,395)
Net change resulting from share transactions      (11,525,396)  $ (111,759,006)   (18,990,916) $ (184,637,145)




INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.60% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1998, were as follows:


PURCHASES                 $302,292,697
SALES                     $408,134,782




YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.


REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Shareholders of
Federated ARMs Fund:

We have audited the accompanying statement of assets and liabilities of Federated ARMs Fund, including the portfolio of investments, as of August 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1998, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated ARMs Fund at August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented therein, in conformity with generally accepted accounting principles.

ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
October 9, 1998


(GRAPHIC)

FEDERATED ARMS FUND

Institutional Service Shares



PROSPECTUS
OCTOBER 31, 1998



A Diversified Portfolio of Federated ARMs Fund, an Open-End Management
Investment
Company

FEDERATED ARMS FUND
INSTITUTIONAL SERVICE SHARES



Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000



DISTRIBUTOR

Federated Securities Corp.

Federated Investors Tower



1001 Liberty Avenue



Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Management

Federated Investors Tower

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and
Trust Company

P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT

Federated Shareholder
Services Company

P.O. Box 8600

Boston, MA 02266-8600



INDEPENDENT AUDITORS



Ernst & Young LLP

One Oxford Centre

Pittsburgh, PA 15219



Federated Securities Corp., Distributor
1-800-341-7400
www.federatedinvestors.com

Cusip 314082207
8100309A-SS (10/98)

(GRAPHIC)






FEDERATED ARMS FUND

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional Information should be read with the respective prospectus for Institutional Shares or Institutional Service Shares of Federated ARMs Fund (the "Trust") dated October 31, 1998. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

FEDERATED ARMS FUND
FEDERATED INVESTORS FUNDS
5800 CORPORATE DRIVE
PITTSBURGH, PENNSYLVANIA 15237-7000

Statement dated October 31, 1998



[Graphic]>
Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com



Cusip 314082108
Cusip 314082207
8100309B (10/98)



[Graphic]>


TABLE OF CONTENTS

GENERAL INFORMATION ABOUT THE TRUST  1

INVESTMENT OBJECTIVE AND POLICIES  1

Types of Investments  1

When-Issued and Delayed Delivery Transactions  2

Repurchase Agreements  2

Lending of Portfolio Securities  2

Reverse Repurchase Agreements  2

Portfolio Turnover  2

INVESTMENT LIMITATIONS  3

Stripped Mortgage Securities  3

Buying on Margin  3

Issuing Senior Securities and Borrowing Money   3

Pledging Assets   3

Diversification of Investments  3

Investing in Real Estate   3

Investing in Commodities  3

Underwriting  3

Lending Cash or Securities  3

Selling Short  3

Investing in Illiquid Securities  3

Investing in Securities of Other
  Investment Companies   4

Investing in New Issuers  4

FEDERATED ARMS FUND MANAGEMENT  5

Fund Ownership  8

Trustee Compensation  9

Trustee Liability  9

INVESTMENT ADVISORY SERVICES  9

Adviser to the Trust  9

Advisory Fees  10

Other Related Services  10

BROKERAGE TRANSACTIONS  10

OTHER SERVICES  10

Trust Administration  10

Custodian and Portfolio Accountant  10

Transfer Agent  10

Independent Auditors  11

PURCHASING SHARES  11

Distribution Plan (Institutional Service Shares
  only) and Shareholder Services  11

Conversion to Federal Funds  11

DETERMINING NET ASSET VALUE  11

Determining Value of Securities  11

REDEEMING SHARES  12

Exchanging Securities for Trust Shares  12

Trust  12

Redemption in Kind  12

TAX CONSEQUENCES  12

MASSACHUSETTS PARTNERSHIP LAW  12

TAX STATUS  13

The Trust's Tax Status  13

Shareholders' Tax Status  13

Capital Gains  13

TOTAL RETURN  13

YIELD  13

PERFORMANCE COMPARISONS  14

Economic and Market Information  14

ABOUT FEDERATED INVESTORS, INC.  15

Mutual Fund Market  15

APPENDIX  15




GENERAL INFORMATION ABOUT THE TRUST

Federated ARMs Fund (the "Trust") was established as a Massachusetts business trust under a Declaration of Trust dated May 24, 1985. The Declaration of Trust permits the Trust to offer separate series and classes of shares.

Shares of the Trust are offered in two classes, Institutional Shares and Institutional Service Shares (individually and collectively referred to as the "Shares"). This Statement of Additional Information relates to both of the above-mentioned Shares of the Trust.



INVESTMENT OBJECTIVE AND POLICIES



The Trust's investment objective is to provide current income consistent with minimal volatility of principal. Current income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on mortgage-related securities and other U.S. government securities, and short-term capital gains. The investment objective cannot be changed without approval of shareholders. The Trust anticipates that it will experience minimal volatility of principal due to the frequent adjustments to interest rates on adjustable and floating rate mortgage securities which comprise the portfolio. Of course, there can be no assurance that the Trust will be able to maintain minimal volatility of principal or that it will achieve its investment objective. The Trust endeavors to achieve its investment objective, however, by following the investment policies described in each prospectus and this Statement of Additional Information.



TYPES OF INVESTMENTS



The Trust will invest at least 65% of the value of its total assets in adjustable and floating rate mortgage securities which are issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities. These securities and other U.S. government or agency obligations are backed by:



* the full faith and credit of the U.S. Treasury;

* the issuer's right to borrow from the U.S. Treasury;

* the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

* the credit of the agency or instrumentality issuing the obligations.

Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

* Federal Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives;

* Federal Home Loan Banks;

* Federal National Mortgage Association;

* Student Loan Marketing Association; and

* Federal Home Loan Mortgage Corporation.

PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES

Privately issued mortgage-related securities generally represent an ownership interest in federal agency mortgage pass-through securities, such as those issued by Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.

The market for such mortgage-related securities has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

CAPS AND FLOORS



The value of mortgage-related securities in which the Trust invests may be affected if interest rates rise or fall faster and farther than the allowable caps on the underlying residential mortgage loans. For example, consider a residential mortgage loan with a rate which adjusts annually, an initial interest rate of 10%, a 2% per annum interest rate cap, and a 5% life of loan interest rate cap. If the index against which the underlying interest rate on the residential mortgage loan is compared-such as the one-year Treasury- moves up by 3%, the residential mortgage loan rate may not increase by more than 2% to 12% the first year. As one of the underlying residential mortgages for the securities in which the Trust invests, the residential mortgage would depress the value of the securities and, therefore, the net asset value of the Trust. If the index against which the interest rate on the underlying residential mortgage loan is compared moves up no faster or farther than the cap on the underlying mortgage loan allows, or if the index moves down as fast or faster than the floor on the underlying mortgage loan allows, the mortgage would maintain or improve the value of the securities in which the Trust invests and, therefore, the net asset value of the Trust.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS



These transactions are made to secure what is considered to be an advantageous price or yield for the Trust. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Trust sufficient to make payment for the securities to be purchased are segregated on the Trust's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled.

The Trust does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.



REPURCHASE AGREEMENTS



The Trust requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities. In the event that a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Trust might be delayed pending court action. The Trust believes that under the regular procedures normally in effect for custody of the Trust's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Trust and allow retention or disposition of such securities. The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's Adviser to be creditworthy pursuant to guidelines established by the Board of Trustees (the "Trustees").



LENDING OF PORTFOLIO SECURITIES



The collateral received when the Trust lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Trust. During the time portfolio securities are on loan, the borrower pays the Trust any dividends or interest paid on such securities. Loans are subject to termination at the option of the Trust or the borrower. The Trust may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.



REVERSE REPURCHASE AGREEMENTS



The Trust may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Trust transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Trust will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Trust to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Trust will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Trust, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.

During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Trust will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.



PORTFOLIO TURNOVER



The Trust will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Trust's investment objective. For the fiscal years ended August 31, 1998, and 1997, the portfolio turnover rates were 56% and 84%, respectively.



INVESTMENT LIMITATIONS

STRIPPED MORTGAGE SECURITIES



The Trust will not invest in stripped mortgage securities, including securities which represent a share of only the interest payments or only the principal payments from underlying mortgage related securities.



BUYING ON MARGIN



The Trust will not purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of transactions.



ISSUING SENIOR SECURITIES AND BORROWING MONEY



The Trust will not issue senior securities except that the Trust may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed.

The Trust will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Trust to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Trust will not purchase any securities while any such borrowings are outstanding.

During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Trust will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.



PLEDGING ASSETS



The Trust will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.



DIVERSIFICATION OF INVESTMENTS



With respect to securities comprising 75% of the value of its total assets, the Trust will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer.



INVESTING IN REAL ESTATE



The Trust will not buy or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.



INVESTING IN COMMODITIES



The Trust will not purchase or sell commodities.



UNDERWRITING



The Trust will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.



LENDING CASH OR SECURITIES



The Trust will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets.



SELLING SHORT



The Trust will not sell securities short.



INVESTING IN ILLIQUID SECURITIES



The Trust will not invest more than 15% of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES



The Trust will not purchase securities of other investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of the value of its total assets would be invested in such securities, or except as part of a merger, consolidation, or other acquisition.



INVESTING IN NEW ISSUERS



The Trust will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor. With respect to the asset-backed securities, the Trust will treat the originator of the asset pool as the company issuing the securities for purposes of determining compliance with this limitation.



The above investment limitations cannot be changed without shareholder approval.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.



The Trust did not engage in reverse repurchase agreements, purchase securities of other investment companies, borrow money, or invest in illiquid securities in excess of 5% of the value of its total assets during the last fiscal year and has no present intent to do so in the coming fiscal year.

For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."



FEDERATED ARMS FUND MANAGEMENT



Officers and Trustees are listed with their addresses, birthdates, present positions with Federated ARMs Fund, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate: July 28, 1924
Chairman and Trustee

Chief Executive Officer and Director or Trustee of the
Funds; Chairman and Director, Federated Investors, Inc.;
Chairman and Trustee, Federated Advisers, Federated
Management, and Federated Research; Chairman and Director,
Federated Research Corp. and Federated Global Research
Corp.; Chairman, Passport Research, Ltd. Mr. Donahue is the father of
J. Christopher Donahue, Executive Vice President of the Company.



Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate: February 3, 1934
Trustee

Director or Trustee of the Funds; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate: June 23, 1937
Trustee

Director or Trustee of the Funds; President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis
175 Woodshire Drive
Pittsburgh, PA
Birthdate: September 3, 1939
Trustee

Director or Trustee of the Funds; formerly, Partner, Andersen Worldwide SC.


William J. Copeland
One PNC Plaza-23rd Floor
Pittsburgh, PA
Birthdate: July 4, 1918
Trustee

Director or Trustee of the Funds; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Pittsburgh Civic Light Opera.

James E. Dowd, Esq.

571 Hayward Mill Road Concord, MA Birthdate: May 18, 1922 Trustee     Director
or Trustee of the Funds; Attorney-at-law; Director, The Emerging Germany Fund, Inc.; formerly, President, Boston Stock Exchange, Inc.; Regional Administrator, United States Securities and Exchange Commission.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate: October 11, 1932
Trustee

Director or Trustee of the Funds; Professor of Medicine,
University of Pittsburgh; Medical Director, University of
Pittsburgh Medical Center-Downtown; Hematologist, Oncologist, and Internist, Presbyterian and Montefiore
Hospitals; formerly Member, National Board of Trustees,
Leukemia Society of America.

Edward L. Flaherty, Jr., Esq.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate: June 18, 1924
Trustee

Director or Trustee of the Funds; Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.


Glen R. Johnson*
Federated Investors Towers
Pittsburgh, PA
Birthdate: May 2, 1929
President and Trustee

President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate: March 16, 1942
Trustee

Director or Trustee of the Funds; formerly, Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.





John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate: December 20, 1932
Trustee

Director or Trustee of the Funds; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly, Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate: September 14, 1925
Trustee

Director or Trustee of the Funds; President, World Society for Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly, Professor, United States Military Academy; Professor, United States Air Force Academy.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate: June 21, 1935
Trustee

Director or Trustee of the Funds; Public Relations/ Marketing/Conference Planning; formerly, National Spokesperson, Aluminum Company of America; business owner.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate: April 11, 1949
Executive Vice President

President or Executive Vice President of the Funds; President and Director, Federated Investors, Inc., President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company and Federated Shareholder Services; Director, Federated Services Company; Director or Trustee of some of the Funds. Mr. Donahue is the son of John
F. Donahue, Chairman and Trustee of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate: October 22, 1930
Executive Vice President

Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds; Vice Chairman, Federated Investors Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate: October 26, 1938
Executive Vice President, Secretary, and Treasurer     Executive Vice President
and Secretary of the Funds; Treasurer of some of the Funds; Executive Vice President, Secretary, and Director, Federated Investors Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate: May 17, 1923
Vice President

President or Vice President of some of the Funds; Director or Trustee of some of the Funds; Executive Vice President, Federated Investors Inc.; Chairman and Director, Federated Securities Corp.


 *This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

 @Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.



As used in the table above, "The Funds" and "Funds" mean the following investment companies: Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc.-1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; WCT Funds; and World Investment Series, Inc.



FUND OWNERSHIP



Officers and Trustees own less than 1% of the Fund's outstanding shares. As of October 12, 1998 the following shareholders of record owned 5% or more of the Institutional Service Shares of the Fund: Hawaii Federal & State Employee Federal Credit Union, Hilo, Hawaii, owned approximately 962,095 shares (21.99%); First National Bank of Decatur a/o Decatur Imaging Center, Decatur, Illinois, owned approximately 292,361 shares (6.68%) and Sun Bank as Trustee for Southwest Vollusia Health Care Corp., AHS, Orlando, Florida, owned approximately 233,495 shares (5.34%).

As of October 12, 1998, the following shareholder of record owned 5% or more of the Institutional Shares of the Fund: APCO Employees Credit Union, Birmingham, Alabama, owned approximately 6,008,538 shares (13.96%), and Alabama Corporate Credit Union, Birmingham, Alabama, owned approximately
2,391,794 shares (5.56%).




TRUSTEE COMPENSATION




NAME,                         AGGREGATE
POSITION WITH                COMPENSATION        TOTAL COMPENSATION PAID
TRUST                        FROM TRUST*#           FROM FUND COMPLEX
John F. Donahue
 Chairman and Trustee                 $0         $0 for the Trust and
                56 other investment companies in the Fund Complex
Thomas G. Bigley
 Trustee                          $1,418         $111,222 for the Trust and
                56 other investment companies in the Fund Complex
John T. Conroy, Jr.
 Trustee                          $1,560         $122,362 for the Trust and
                56 other investment companies in the Fund Complex
Nicholas P. Constantakis
 Trustee                          $1,056         $0 for the Trust and
                                                 36 other investment companies
                                                 in the Fund Complex**
William J.Copeland
 Trustee                          $1,560         $122,362 for the Trust and
                56 other investment companies in the Fund Complex
James E. Dowd, Esq.
 Trustee                          $1,560         $122,362 for the Trust and
                56 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D.
 Trustee                          $1,418         $111,222 for the Trust and
                56 other investment companies in the Fund Complex
Edward L. Flaherty, Jr., Esq.
 Trustee                          $1,560         $122,362 for the Trust and
                56 other investment companies in the Fund Complex
Peter E. Madden
 Trustee                          $1,418         $111,222 for the Trust and
                56 other investment companies in the Fund Complex
John E. Murray, Jr., J.D., S.J.D.
 Trustee                           $1,418        $111,222 for the Trust and
                56 other investment companies in the Fund Complex
Wesley W. Posvar
 Trustee                           $1,418        $111,222 for the Trust and
                56 other investment companies in the Fund Complex
Marjorie P. Smuts
 Trustee                           $1,418        $111,222 for the Trust and
                56 other investment companies in the Fund Complex






 *Information is furnished for the fiscal year ended August 31, 1998.

 **Mr. Constantakis became a member of the Board of Trustees/Directors on February 23, 1998. He did not earn any fees for servicing the Fund Complex since these fees are reported as of the end of the last calendar year.



 #The aggregate compensation is provided for the Trust which is comprised of one portfolio.

 +The information is provided for the last calendar year.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES



ADVISER TO THE TRUST

The Fund's investment adviser is Federated Management (the "Adviser"). It is a subsidiary of Federated Investors, Inc. All of the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

The Adviser shall not be liable to the Trust or any shareholder of the Trust for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.



ADVISORY FEES



For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. During the fiscal years ended August 31, 1998, 1997, and 1996, the Adviser earned $3,325,847, $3,977,723, and $5,228,816, respectively, of which $1,037,318, $1,270,395, and $1,618,615, respectively, were voluntarily waived because of undertakings to limit the Trust's expenses.



OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.

BROKERAGE TRANSACTIONS



When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Trust or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Trust and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year(s) ended August 31, 1998, 1997, and 1996, the Trust paid no brokerage commissions.

Although investment decisions for the Trust are made independently from those of the other accounts managed by the Adviser, investments of the type the Trust may make may also be made by those other accounts. When the Trust and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Trust or the size of the position obtained or disposed of by the Trust. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Trust.



OTHER SERVICES



TRUST ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, Inc., provides administrative personnel and services to the Trust for a fee as described in the prospectus. From March 1, 1994 to March 1, 1998, Federated Administrative Services, a subsidiary of Federated Investors, Inc., served as the Trust's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended August 31, 1998, 1997, and 1996, the Administrators earned $418,154, $500,691, and $659,077, respectively.



CUSTODIAN AND PORTFOLIO ACCOUNTANT



State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Trust. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Trust's portfolio investments. The fee paid for this service is based upon the level of the Trust's average net assets for the period, plus out-of-pocket expenses.



TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type, number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.

PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the respective prospectuses under "Investing in Institutional Shares" or "Investing in Institutional Service Shares."

DISTRIBUTION PLAN (INSTITUTIONAL SERVICE SHARES ONLY) AND SHAREHOLDER
SERVICES

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.



With respect to the Institutional Service Shares, by adopting the Distribution Plan, the Board of Trustees expects that the Trust will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Trust in pursuing its investment objectives. By identifying potential investors whose needs are served by the Trust's objectives, and properly servicing these accounts, the Trust may be able to curb sharp fluctuations in rates of redemptions and sales.



Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.



For the fiscal period ended August 31, 1998, payments in the amount of $235,234 were made pursuant to the Distribution Plan (Institutional Service Shares only), of which $232,412 was voluntarily waived. In addition, for this period, the Trust paid shareholder services fees in the amount of 235,234 (Institutional Service Shares) and $1,150,547 (Institutional Shares), of which $2,823 (Institutional Service Shares) and $1,150,547 (Institutional Shares) was voluntarily waived.



CONVERSION TO FEDERAL FUNDS



It is the Trust's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Federated Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.



DETERMINING NET ASSET VALUE



Net asset value generally changes each day. The days on which net asset value is calculated by the Trust are described in each prospectus.



DETERMINING VALUE OF SECURITIES



Market values of the Trust's portfolio securities are determined as follows:



* as provided by an independent pricing service;

* for short-term obligations, according to the mean between bid and asked prices, as furnished by an independent pricing service, or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost unless the Trustees determines this is not fair value; or

* at fair value as determined in good faith by the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices. Pricing services may consider:

* yield;

* quality;

* coupon rate;

* maturity;

* type of issue;

* trading characteristics; and

* other market data.

REDEEMING SHARES



The Trust redeems Shares at the next computed net asset value after the Trust receives the redemption request. Redemption procedures are explained in the respective prospectus under "Redeeming Institutional Shares," or "Redeeming Institutional Service Shares." Although State Street Bank and Trust Company does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

EXCHANGING SECURITIES FOR TRUST SHARES

Investors may exchange certain securities or a combination of securities and cash for Shares. The securities and any cash must have a market value of at least $25,000. Any securities to be exchanged must meet the investment objective and policies of the Trust, must have a readily ascertainable market value, and must not be subject to restrictions on resale, the Trust reserves the right to determine the acceptability of securities to be exchanged. Securities accepted by the Trust are valued in the same manner as the Trust values its assets. Investors wishing to exchange securities should first contact Federated Securities Corp. Shares purchased by exchange of U.S. government securities cannot be redeemed by telephone for fifteen business days to allow time for the transfer to settle. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Securities Corp. The Trust will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by State Street Bank and Trust Company. The basis of the exchange will depend upon the net asset value of Shares on the day the securities are valued. One Share of the Trust will be issued for each equivalent amount of securities accepted.

TRUST

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividend, subscription, conversion, or other rights attached to the securities become the property of the Trust, along with the securities. Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Shares, a gain or loss may be realized by the investor.

REDEMPTION IN KIND

The Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of the Trust's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Trust determines net asset value. the portfolio instruments will be selected in a manner that the trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less that the redemption value and could incur transaction costs.



TAX CONSEQUENCES

Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Shares, a gain or loss may be realized by the investor.

MASSACHUSETTS PARTNERSHIP LAW



Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign. In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Trust must, among other requirements:



* derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

* derive less than 30% of its gross income from the sale of securities held less than three months;

* invest in securities within certain statutory limits; and

* distribute to its shareholders at least 90% of its net income earned during the year.

TAX STATUS



THE TRUST'S TAX STATUS

The Trust will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Trust must, among other requirements:



* derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

* invest in securities within certain statutory limits; and

* distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS



Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. No portion of any income dividend paid by the Trust is eligible for the dividends received deduction or exclusion available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.



CAPITAL GAINS

Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Shares.

TOTAL RETURN



The Trust's average annual total return for Institutional Shares for the one-year, five-year, and ten-year periods ended August 31, 1998, were 5.13%, 5.11%, and 7.41%, respectively. The Trust's average annual total return for Institutional Service Shares for the one-year and five-year periods ended August 31, 1998 and for the period from April 4, 1992 (date of initial public investment) to August 31, 1998, were 4.87%, 4.85%, and 4.90%, respectively.

The average annual total return for both classes of shares of the Trust is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.



YIELD



The Trust's yield for Institutional Shares for the thirty-day period ended August 31, 1998 was 5.46%. The Trust's yield for Institutional Service Shares was 5.21% for the same period.

The yield for both classes of shares of the Trust is determined by dividing the net investment income per share (as defined by the SEC) earned by either class of shares over a thirty-day period by the maximum offering price per share by either class of shares on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by either class because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.



To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of shares, performance will be reduced for those shareholders paying those fees.

PERFORMANCE COMPARISONS

The performance of both classes of shares depends upon such variables as:

* portfolio quality;

* average portfolio maturity;

* types of instruments in which the portfolio is invested;

* changes in interest rates and market value of portfolio securities;



* changes in the Trust's or either class of Share's expenses; and



* various other factors.

Either class of Share's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and maximum offering price per share are factors in the computation of yield and total return.



Investors may use financial publications and/or indices to obtain a more complete view of the Trust's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute maximum offering price. The financial publications and/or indices which the Trust uses in advertising may include:



* LEHMAN BROTHERS ADJUSTABLE RATE MORTGAGE FUNDS AVERAGE is comprised of all agency guaranteed securities with coupons that periodically adjust over a spread of a published index.

* LEHMAN BROTHERS 1-3 YEAR GOVERNMENT INDEX is comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year and maximum maturity of 2.9 years are included.



* LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Trust will quote its Lipper ranking in the "U.S. Mortgage Funds" category in advertising and sales literature.



* MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.



Advertising and other promotional literature may include charts, graphs and other illustrations using the Trust's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Trust can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.



ECONOMIC AND MARKET INFORMATION



Advertising and sales literature for the Trust may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Trust portfolio managers and their views and analysis on how such developments could affect the Trust. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS, INC.

Federated Investors, Inc. is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

In the government sector, as of December 31, 1997, Federated Investors, Inc. managed 9 mortgage-backed, 6 government/agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion, and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated Investor, Inc. are: U.S. equity and high yield-J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and International-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.



MUTUAL FUND MARKET



Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.*

Federated Investors, Inc., through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:



INSTITUTIONAL CLIENTS



Federated Investors, Inc. meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.



BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES



Federated funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp. Source: Investment Company Institute



APPENDIX



STANDARD & POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.



AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

B--Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" rating.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

AAA--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities. A Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium- grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA--Bonds which are rated "Baa" are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

FITCH INVESTORS SERVICE, INC. INVESTMENT GRADE BOND RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F- 1+."

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.






PART C.    OTHER INFORMATION

Item 24.    Financial Statements and Exhibits:

            (a)   Financial Statements (Filed in Part A);
            (b)   Exhibits:
                   (1) Conformed copy of Declaration of Trust of the Registrant (16);
                          (i)    Conformed copy of Amendment No. 1 to the
                                 Declaration of Trust (16);
                          (ii)   Conformed copy of Amendment No. 2 to the
                                 Declaration of Trust (16);
                          (iii)  Conformed copy of Amended and Restated
                                 Declaration of Trust (14);
                   (2)     (i)   Copy of By-Laws of the Registrant as
                                 Restated and Amended (16);
                           (ii)  Copy of Restated and Amended By-Laws;
                           (iii) Copy of Amendment No. 5 to the By-Laws of
                                 the Registrant;+
                           (iv)  Copy of Amendment No. 6 to the By-Laws of
                                 the Registrant; +
                           (v)   Copy of Amendment No. 7 to the By-Laws of
                                 the Registrant; +
                           (vi)  Copy of Amendment No. 8 to the By-Laws of
                                 the Registrant; +
                   (3)  Not applicable;
                   (4) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (15); (5) Conformed copy of Investment Advisory Contract of the Registrant (9); (6) Copy of Distributor's Contract of the Registrant (14);
                          (i)    Conformed copy of Exhibit A to
                                 Distributor's Contract (16);
                          (ii)   The Registrant hereby incorporates the
                                 conformed copy of the specimen Mutual Funds
                                 Sales and Service Agreement; Mutual Funds
                                 Service Agreement; and Plan Trustee/ Mutual
                                 Funds Service Agreement from Item 24(b)(6)
                                 of the Cash Trust Series II Registration
                                 Statement on Form N-1A filed with
                                 the Commission on July 24, 1995.
                                 (File Nos. 33- 38550 and 811-6269);
                   (7)  Not applicable;
                   (8)     (i)   Conformed copy of Custodian Contract of the
                                 Registrant (16);
                           (ii)   Conformed copy of Custodian Fee Schedule;+




  +   All exhibits are being filed electronically.

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed August 24, 1989. (File Nos. 811-4539 and 2-98491)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed October 22, 1992. (File Nos. 811-4539 and 2-98491)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed October 25, 1993. (File Nos. 811-4539 and 2-98491)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed October 26, 1994. (File Nos. 811-4539 and 2-98491)

                   (9) (i) Conformed copy of Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement of the Registrant +; (ii) The responses described in Item 24(b)(6) are hereby incorporated by reference; (iii) Conformed Copy of Amended and restated Shareholder Services Agreement of the Registrant;+ (iv) The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from
                        Item 24 (b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File No. 2-75670 and 811-3375)
                  (10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered (16);
                  (11)  Conformed copy of Consent of Independent Auditors +;
                  (12)  Not applicable;
                  (13)  Conformed copy of Initial Capital
                        Understanding (16);
                  (14)  Not applicable;
                  (15) (i) Conformed Copy of Rule 12b-1 Distribution Plan of the Registrant (14); (ii) The responses described in
                        Item 24(b)(6) are hereby incorporated by reference.
                  (16) Copy of Schedule for Computation of Fund Performance Data (8);
                  (17)  Copy of Financial Data Schedules +;
                  (18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141)
                  (19)  Conformed copy of Power of Attorney;+




+     All exhibits are being filed electronically.

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed October 24, 1988. (File Nos. 811-4539 2-98491)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed October 22, 1992. (File Nos. 811-4539 and 2-98491)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed October 26, 1994. (File Nos. 811-4539 and 2-98491)








Item 25.    Persons Controlled by or Under Common Control with Registrant:

            None

Item 26.    Number of Holders of Securities:

                                                Number of Record Holders
            Title of Class                      as of October 9, 1998

            Shares of Beneficial Interest
            (no par value)
            Institutional Shares                            1,245

            Shares of Beneficial Interest
            (no par value)
            Institutional Service Shares                    241

Item 27.    Indemnification:  (12)

Item 28. Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "Trust Information- Management of the Trust" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Federated ARMs Fund Management". The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Joseph M. Balestrino
                                             Drew J. Collins
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Mark E. Durbiano
                                             Sandra L. McInerney
                                             J. Alan Minteer
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Arthur J. Barry
                                             Randall S. Bauer
                                             David A. Briggs
                                             Micheal W. Casey
                                             Kenneth J. Cody









                                             Alexandre de Bethmann
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Edward C. Gonzales
                                             James E. Grefenstette
                                             Susan R. Hill
                                             Stephen A. Keen
                                             Robert K. Kinsey
                                             Robert M. Kowit
                                             Jeff A. Kozemchak
                                             Richard J. Lazarchic
                                             Steven Lehman
                                             Marian R. Marinack
                                             Charles A. Ritter
                                             Keith J. Sabol
                                             Scott B. Schermerhorn
                                             Frank Semack
                                             Aash M. Shah
                                             Christopher Smith
                                             Tracy P. Stouffer
                                             Gregg S. Tenser
                                             Edward J. Tiedge
                                             Paige M. Wilhelm
                                             Jolanta M. Wysocka

         Assistant Vice Presidents:          Nancy J. Belz
                                             Robert E. Cauley
                                             Lee R. Cunningham, II
                                             B. Anthony Delserone, Jr.
                                             Paul S. Drotch
                                             Salvatore A. Esposito
                                             Donna M. Fabiano
                                             John T. Gentry
                                             William R. Jamison
                                             Constantine Kartsonsas
                                             John C. Kerber
                                             Grant K. McKay
                                             Natalie F. Metz
                                             Joseph M. Natoli
                                             John Sheehy
                                             Michael W. Sirianni
                                             Leonardo A. Vila
                                             Lori A. Wolff

         Secretary:                          Stephen A. Keen

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              Thomas R. Donahue
                                             Richard B. Fisher
                                             Christine I. Newcamp

         Assistant Treasurer:                Richard B. Fisher

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.





Item 29.    Principal Underwriters:


      (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant


Richard B. Fisher             Director, Chairman, Chief
Federated Investors Tower     Executive Officer, Chief
1001 Liberty Avenue           Operating Officer, Asst.
Pittsburgh, PA 15222-3779     Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice
Federated Investors Tower     President, Federated,
1001 Liberty Avenue           Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue             Director, Assistant Secretary
Federated Investors Tower     and Assistant Treasurer
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





Item 30.  Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:


Federated ARMs Fund.....            Federated Investors Tower
      ..................            1001 Liberty Avenue
      ..................            Pittsburgh, Pennsylvania
                                    15222-3779

Federated Shareholder...            Federated Investors Tower
Services Company........            1001 Liberty Avenue
("transfer Agent and Dividend       Pittsburgh, Pennsylvania
Disbursing Agent")......            15222-3779

Federated Services Company          Federated Investors Tower
("Administrator").......            1001 Liberty Avenue
      ..................            Pittsburgh, Pennsylvania
                                    15222-3779


Federated Management                Federated Investors Tower
("Adviser")                         1001 Liberty Avenue
                                    Pittsburgh, Pennsylvania
                                    15222-3779


State Street Bank and Trust Company     c/o Federated Shareholder
("Custodian")                           Services Company
                                        P.O. Box 8600
                                        Boston, Massachusetts
                                        02266-8600


Item 31.    Management Services:  Not applicable

Item 32. Undertakings: Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED ARMs FUND, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of October, 1998.

                               FEDERATED ARMs FUND

                  BY: /s/Nicholas J. Seitanakas
                  Nicholas J. Seitanakas, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  October 29, 1998


    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/ Nicholas J. Seitanakas
    Nicholas J. Seitanakas        Attorney In Fact          October 29, 1998
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Glen R. Johnson*                  President

John W. McGonigle*                Executive Vice President
                                  Secretary/Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

Thomas G. Bigley*                   Trustee

John T. Conroy, Jr.*                Trustee

William J. Copeland*                Trustee

James E. Dowd, Esq.*                Trustee

Lawrence D. Ellis, M.D.*            Trustee

Edward L. Flaherty, Jr., Esq.*      Trustee

Peter E. Madden*                    Trustee

Gregor F. Meyer*                    Trustee

John E. Murray, Jr., J.D, S.J.D.*   Trustee

Wesley W. Posvar*                   Trustee

Marjorie P. Smuts*                  Trustee

* By Power of Attorney